UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts			02116
(Address of principal executive offices)			(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2005

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period November 1, 2004 through April 30, 2005 is filed herewith)

GLENMEDE

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

SEMI-ANNUAL REPORT
APRIL 30, 2005

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds my incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, to April 30, 2005)
Government Cash Portfolio
Actual	$1,000.00	$1,011.00	0.19%	$0.95
Hypothetical (5% return less expenses)	1,000.00	1,023.85	0.19	0.95
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,008.00	0.19	0.95
Hypothetical (5% return less expenses)	1,000.00	1,023.85	0.19	0.95

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) - (Continued)

	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, to April 30, 2005)
Core Fixed Income Portfolio**
Actual	$1,000.00	$1,011.90	0.20%	$1.00
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.20	1.00
Strategic Equity Portfolio**
Actual	1,000.00	1,055.10	0.30	1.53
Hypothetical (5% return less expenses)	1,000.00	1,023.31	0.30	1.51
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,021.60	0.92	4.61
Hypothetical (5% return less expenses)	1,000.00	1,020.23	0.92	4.61
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,022.00	0.75	3.76
Hypothetical (5% return less expenses)	1,000.00	1,021.08	0.75	3.76
Large Cap Value Portfolio**
Actual	1,000.00	1,085.60	0.32	1.65
Hypothetical (5% return less expenses)	1,000.00	1,023.21	0.32	1.61
International Portfolio**
Actual	1,000.00	1,077.50	0.14	0.72
Hypothetical (5% return less expenses)	1,000.00	1,024.10	0.14	0.70
Institutional International Portfolio
Actual	1,000.00	1,072.80	0.85	4.37
Hypothetical (5% return less expenses)	1,000.00	1,020.58	0.85	4.26
U.S. Emerging Growth Portfolio**
Actual	1,000.00	1,001.90	1.22	6.06
Hypothetical (5% return less expenses)	1,000.00	1,018.74	1.22	6.11
Large Cap 100 Portfolio
Actual	1,000.00	1,056.80	0.87	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.48	0.87	4.36
Large Cap Growth Portfolio
Actual	1,000.00	1,024.90	0.95	4.77
Hypothetical (5% return less expenses)	1,000.00	1,020.08	0.95	4.76

  *  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

**  Subject to and upon receiving shareholder approval, the investment advisory fees for the Core Fixed Income, Strategic Equity, Large Cap Value and U.S. Emerging Growth Portfolios are expected to increase. The impact of the expected increase to the investment advisory fee for the U.S. Emerging Growth Portfolio is reduced by the elimination of the

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) - (Concluded)

sub-investment advisory fees effective February 27, 2005. In addition, the shareholder servicing fee for the International Portfolio is expected to increase on or about August 1, 2005. Had these fee changes been in effect throughout the period from November 1, 2004 to April 30, 2005, the expense information for these Portfolios would have been as follows:

	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, to April 30, 2005)
Core Fixed Income
Actual	$1,000.00	$1,011.90	0.55%	$2.74
Hypothetical (5% return less expenses)	1,000.00	1,022.07	0.55	2.76
Strategic Equity
Actual	1,000.00	1,055.10	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.58	0.85	4.26
Large Cap Value
Actual	1,000.00	1,085.60	0.87	4.50
Hypothetical (5% return less expenses)	1,000.00	1,020.48	0.87	4.36
International
Actual	1,000.00	1,077.50	0.34	1.75
Hypothetical (5% return less expenses)	1,000.00	1,023.11	0.34	1.71
U.S. Emerging Growth
Actual	1,000.00	1,001.90	0.92	4.57
Hypothetical (5% return less expenses)	1,000.00	1,020.23	0.92	4.61

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, to April 30, 2005)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,000.70	0.29%	$1.44
Hypothetical (5% return less expenses)	1,000.00	1,023.36	0.29	1.45

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) - (Concluded)

	Beginning Account Value (November 1, 2004)	Ending Account Value (April 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, to April 30, 2005)
New Jersey Muni Portfolio
Actual	$1,000.00	$1,004.00	0.32%	$1.59
Hypothetical (5% return less expenses)	1,000.00	1,023.21	0.32	1.61

  *  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 - (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Assets:
Investments:
Investments at value[1]	$299,271,366	$514,694,963	$190,031,279
Repurchase agreements, at value and cost	338,215,588	-	33,985,537
Total investments	637,486,954	514,694,963	224,016,816
Cash	-	73,870	-
Receivable for securities sold	-	-	279
Receivable for fund shares sold	-	-	4,689
Securities lending collateral	-	-	8,348,750
Interest receivable	1,608,122	1,513,580	1,681,317
Prepaid expenses	12,204	13,263	4,589
Total assets	639,107,280	516,295,676	234,056,440
Liabilities:
Dividends payable	1,394,185	1,021,995	-
Payable for fund shares redeemed	-	-	10,000
Obligation to return securities lending collateral	-	-	8,348,750
Payable for when-issued securities	4,153,533	-	29,733,066
Payable for Directors' fees	40	36	33
Accrued expenses	129,565	127,222	46,732
Total liabilities	5,677,323	1,149,253	38,138,581
Net Assets	$633,429,957	$515,146,423	$195,917,859
Shares Outstanding	633,361,034	515,356,727	18,057,439
Net Asset Value Per Share	$1.00	$1.00	$10.85
[1] Investments at cost	$299,271,366	$514,694,963	$186,099,052

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
April 30, 2005 - (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments:
Investments at value[1]	$70,433,711	$247,682,908	$24,403,089
Repurchase agreements, at value and cost	2,080,843	4,740,773	1,252,502
Total investments	72,514,554	252,423,681	25,655,591
Receivable for securities sold	872,330	-	490,855
Receivable for fund shares sold	145,155	150,661	75,036
Securities lending collateral	5,087,425	62,311,694	2,001,605
Dividends receivable	98,886	140,593	37,187
Interest receivable	1,873	38,368	805
Prepaid expenses	1,836	6,441	570
Total assets	78,722,059	315,071,438	28,261,649
Liabilities:
Payable for fund shares redeemed	20,436	56,910	12,331
Payable for securities purchased	848,308	2,404,120	937,033
Obligation to return securities lending collateral	5,087,425	62,311,694	2,001,605
Payable for Directors' fees	33	64	16
Accrued expenses	21,845	187,624	7,018
Total liabilities	5,978,047	64,960,412	2,958,003
Net Assets	$72,744,012	$250,111,026	$25,303,646
Shares Outstanding	4,371,083	13,902,981	2,349,056
Net Asset Value Per Share	$16.64	$-	$10.77
Net Asset Value Per Share
Advisor Class - based on net assets of $250,110,000 and shares outstanding of 13,902,924	-	$17.99	-
Institutional Class - based on net assets of $1,026 and shares outstanding of 57	-	18.13	-
[1] Investments at cost	$61,414,840	$197,247,083	$21,011,633

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
April 30, 2005 - (Unaudited)

	International Portfolio	Institutional International Portfolio	U.S. Emerging Growth Portfolio[3]
Assets:
Investments:
Investments at value[1]	$1,469,546,849	$524,008,109	$10,412,955
Repurchase agreements, at value and cost	4,831,642	7,927,177	152,147
Total investments	1,474,378,491	531,935,286	10,565,102
Foreign currency, at value (Note 1)[2]	11,645,134	4,507,805	-
Receivable for securities sold	1,257,385	526,014	149,241
Receivable for fund shares sold	759,813	953,809	32,431
Securities lending collateral	5,579,023	12,428,252	2,056,362
Dividends receivable	5,855,143	2,037,755	171
Interest receivable	1,615	4,424	1,249
Foreign tax reclaims receivable	1,107,930	330,841	-
Prepaid expenses	35,051	10,685	1,976
Total assets	1,500,619,585	552,734,871	12,806,532
Liabilities:
Payable for fund shares redeemed	541,874	1,309,662	40,711
Payable for securities purchased	17,790,047	6,428,673	29,831
Obligation to return securities lending collateral	5,579,023	12,428,252	2,056,362
Payable for Directors' fees	62	57	42
Accrued expenses	240,108	401,745	12,111
Total liabilities	24,151,114	20,568,389	2,139,057
Net Assets	$1,476,468,471	$532,166,482	$10,667,475
Shares Outstanding	81,688,313	31,616,785	2,000,274
Net Asset Value Per Share	$18.07	$16.83	$5.33
[1] Investments at cost	$1,169,823,809	$438,135,801	$10,713,365

2  The International Portfolio and Institutional International Portfolio had foreign currency cost of $11,654,800 and $4,511,192, respectively.

3  Effective February 27, 2005, Small Capitalization Growth Portfolio changed its name to U.S. Emerging Growth Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Concluded)
April 30, 2005 - (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Assets:
Investments:
Investments at value[1]	$32,933,109	$11,822,354
Repurchase agreements, at value and cost	846,543	324,951
Total investments	33,779,652	12,147,305
Receivable for securities sold	121,525	74,779
Receivable for fund shares sold	152,536	12,268
Securities lending collateral	4,878,300	-
Dividends receivable	50,420	10,898
Interest receivable	1,266	41
Foreign tax reclaims receivable	812	-
Prepaid expenses	615	201
Total assets	38,985,126	12,245,492
Liabilities:
Payable for fund shares redeemed	39,500	8,000
Payable for securities purchased	580,494	240,031
Obligation to return securities lending collateral	4,878,300	-
Payable for Directors' fees	147	61
Accrued expenses	22,272	6,529
Total liabilities	5,520,713	254,621
Net Assets	$33,464,413	$11,990,871
Shares Outstanding	3,149,765	1,165,806
Net Asset Value Per Share	$10.62	$10.29
[1] Investments at cost	$31,624,506	$11,425,622

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2005 - (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Investment income:
Interest	$7,164,933	$4,988,956	$4,022,356
Income from security lending	-	-	17,266
Total investment income	7,164,933	4,988,956	4,039,622
Expenses:
Administration & custody fee	183,378	175,570	64,430
Professional fees	34,780	35,534	14,136
Shareholder report expense	4,462	5,415	2,450
Shareholder servicing fees	295,139	277,594	96,014
Directors' fees and expenses	11,274	12,330	4,156
Registration and filing fees	1,389	1,390	1,633
Other expenses	16,966	19,405	7,800
Total expenses	547,388	527,238	190,619
Net investment income	6,617,545	4,461,718	3,849,003
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Securities transactions	-	-	338,722
Net change in unrealized gain (loss) of:
Securities	-	-	(1,976,693)
Net realized and unrealized gain (loss)	-	-	(1,637,971)
Net increase (decrease) in net assets resulting from operations	$6,617,545	$4,461,718	$2,211,032

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS - (Continued)
For the Six Months Ended April 30, 2005 - (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends	$545,535	$791,686	$249,368
Interest	12,735	91,471	11,778
Income from security lending	2,025	50,643	916
Total investment income	560,295	933,800	262,062
Expenses:
Management fee	-	733,083	-
Administration & custody fee	23,606	103,554	9,428
Professional fees	4,315	13,499	1,721
Shareholder report expense	858	4,377	298
Shareholder servicing fees (Advisor Class)	69,755	336,850	23,959
Directors' fees and expenses	1,532	6,091	480
Registration and filing fees	2,971	13,474	1,386
Other expenses	3,177	12,378	854
Total expenses	106,214	1,223,306	38,126
Net investment (loss) income	454,081	(289,506)	223,936
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Securities transactions	674,393	20,119,344	1,220,216
Net change in unrealized gain (loss) of:
Securities	2,403,646	(13,249,650)	418,712
Net realized and unrealized gain (loss)	3,078,039	6,869,694	1,638,928
Net increase (decrease) in net assets resulting from operations	$3,532,120	$6,580,188	$1,862,864

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS - (Continued)
For the Six Months Ended April 30, 2005 - (Unaudited)

	International Portfolio	Institutional International Portfolio	U.S. Emerging Growth Portfolio[2]
Investment income:
Dividends (net of foreign withholding taxes)[1]	$17,792,799	$6,054,395	$31,530
Interest	793,991	349,553	8,809
Income from security lending	19,024	7,439	18,577
Total investment income	18,605,814	6,411,387	58,916
Expenses:
Management fee	-	1,903,539	187,749
Administration & custody fee	491,707	187,843	36,288
Professional fees	88,871	27,021	4,413
Shareholder report expense	12,852	6,054	118
Shareholder servicing fees	368,366	-	60,919
Directors' fees and expenses	30,120	9,965	1,677
Registration and filing fees	3,863	9,315	2,871
Other expenses	49,994	20,025	3,487
Total expenses	1,045,773	2,163,762	297,522
Net investment (loss) income	17,560,041	4,247,625	(238,606)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Securities transactions	69,413,286	18,599,616	23,273,882
Foreign currency transactions	(666,082)	(237,580)	-
Net realized gain (loss)	68,747,204	18,362,036	23,273,882
Net change in unrealized gain (loss) of:
Securities	17,072,243	8,849,496	(17,953,853)
Foreign currency translation	(72,238)	(39,980)	-
Net unrealized gain (loss)	17,000,005	8,809,516	(17,953,853)
Net realized and unrealized gain	85,747,209	27,171,552	5,320,029
Net increase (decrease) in net assets resulting from operations	$103,307,250	$31,419,177	$5,081,423

1  The International Portfolio, Institutional International Portfolio and U.S. Emerging Growth Portfolio had foreign dividend withholding taxes of $1,874,352, $653,146 and $34, respectively.

2  Effective February 27, 2005, Small Capitalization Growth Portfolio changed its name to U.S. Emerging Growth Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS - (Concluded)
For the Six Months Ended April 30, 2005 - (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$229,886	$44,892
Interest	6,991	2,387
Income from security lending	182	-
Total investment income	237,059	47,279
Expenses:
Management fee	73,755	25,104
Administration & custody fee	9,990	4,551
Professional fees	1,533	444
Shareholder report expense	291	7
Shareholder servicing fees	26,821	9,129
Directors' fees and expenses	465	162
Registration and filing fees	2,976	2,976
Other expenses	1,088	992
Total expenses	116,919	43,365
Net investment income	120,140	3,914
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Securities transactions	119,571	(180,426)
Net change in unrealized gain (loss): Securities	616,364	70,961
Net realized and unrealized gain (loss)	735,935	(109,465)
Net increase (decrease) in net assets resulting from operations	$856,075	$(105,551)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2005 - (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$6,617,545	$4,461,718	$3,849,003
Net realized gain (loss) on:
Securities transactions	-	-	338,722
Net change in unrealized gain (loss) of:
Securities	-	-	(1,976,693)
Net increase (decrease) in net assets resulting from operations	6,617,545	4,461,718	2,211,032
Distributions to shareholders from:
Net investment income	(6,617,544)	(4,461,718)	(3,873,034)
Net increase (decrease) in net assets from capital share transactions	146,560,595	(15,074,986)	3,295,941
Net increase (decrease) in net assets	146,560,596	(15,074,986)	1,633,939
NET ASSETS:
Beginning of period	486,869,361	530,221,409	194,283,920
End of period	$633,429,957	$515,146,423	$195,917,859
Undistributed net investment income included in net assets at end of period	$73,095	$(265)	$592,855

For the Year Ended October 31, 2004

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,062,997	$4,898,829	$7,288,033
Net realized gain on:
Securities transactions	-	-	649,020
Net change in unrealized gain (loss) of:
Securities	-	-	1,673,905
Net increase (decrease) in net assets from operations	5,062,997	4,898,829	9,610,958
Distributions to shareholders from:
Net investment income	(5,062,997)	(4,898,828)	(7,851,993)
Net increase (decrease) in net assets from capital share transactions	36,702,157	(66,408,575)	115,417
Net increase (decrease) in net assets	36,702,157	(66,408,574)	1,874,382
NET ASSETS:
Beginning of year	450,167,204	596,629,983	192,409,538
End of year	$486,869,361	$530,221,409	$194,283,920
Undistributed net investment income included in net assets at end of year	$73,094	$(265)	$616,886

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
For the Six Months Ended April 30, 2005 - (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$454,081	$(289,506)	$223,936
Net realized gain (loss) on:
Securities transactions	674,393	20,119,344	1,220,216
Net change in unrealized gain (loss) of:
Securities	2,403,646	(13,249,650)	418,712
Net increase (decrease) in net assets resulting from operations	3,532,120	6,580,188	1,862,864
Distributions to shareholders from:
Net investment income:
Advisor Class	(444,769)	-	(217,601)
Net increase (decrease) in net assets from capital shares transactions	4,099,593	(21,633,816)	937,093
Net increase (decrease) in net assets	7,186,944	(15,053,628)	2,582,356
NET ASSETS:
Beginning of period	65,557,068	265,164,654	22,721,290
End of period	$72,744,012	$250,111,026	$25,303,646
Undistributed net investment income included in net assets at end of period	$84,788	$(277,876)	$27,290

For the Year Ended October 31, 2004

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$905,824	$(923,506)	$382,615
Net realized gain on:
Securities transactions	10,214,476	41,310,243	2,782,198
Net change in unrealized gain (loss) of:
Securities	(4,976,139)	(820,032)	296,072
Net increase (decrease) in net assets from operations	6,144,161	39,566,705	3,460,885
Distributions to shareholders from:
Net investment income:
Advisor Class	(919,610)	-	(370,990)
Net realized gain on investments:
Advisor Class	-	(40,762,644)	(658,620)
Institutional Class	-	(153)	-
Net decrease in net assets from capital share transactions	(28,188,025)	(49,676,469)	(1,006,687)
Net increase (decrease) in net assets	(22,963,474)	(50,872,561)	1,424,588
NET ASSETS:
Beginning of year	88,520,542	316,037,215	21,296,702
End of year	$65,557,068	$265,164,654	$22,721,290
Undistributed net investment income included in net assets at end of year	$75,476	$11,630	$20,955

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
For the Six Months Ended April 30, 2005 - (Unaudited)

	International Portfolio	Institutional International Portfolio	U.S. Emerging Growth Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,560,041	$4,247,625	$(238,606)
Net realized gain (loss) on:
Securities transactions	69,413,286	18,599,616	23,273,882
Foreign currency transactions	(666,082)	(237,580)	-
Net change in unrealized gain (loss) of:
Securities	17,072,243	8,849,496	(17,953,853)
Foreign currency translation	(72,238)	(39,980)	-
Net increase(decrease) in net assets resulting from operations	103,307,250	31,419,177	5,081,423
Distributions to shareholders from:
Net investment income	(16,615,594)	(5,412,564)	-
Net increase (decrease) in net assets from capital shares transactions	72,014,375	61,254,236	(70,478,842)
Net increase (decrease) in net assets	158,706,031	87,260,849	(65,397,419)
NET ASSETS:
Beginning of period	1,317,762,440	444,905,633	76,064,894
End of period	$1,476,468,471	$532,166,482	$10,667,475
Undistributed net investment income included in net assets at end of period	$11,544,549	$3,631,118	$(238,950)

For the Year Ended October 31, 2004

	International Portfolio	Institutional International Portfolio	U.S. Emerging Growth Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$31,065,694	$9,054,401	$(973,213)
Net realized gain (loss) on:
Securities transactions	114,608,644	26,338,857	4,160,566
In-kind transactions	-	5,643,518	-
Foreign currency transactions	(1,756,734)	(829,220)	-
Net change in unrealized gain (loss) of:
Securities	101,390,871	52,060,400	(7,229,592)
Foreign currency translation	57,652	21,148	-
Net increase (decrease) in net assets resulting from operations	245,366,127	92,289,104	(4,042,239)
Distributions to shareholders from:
Net investment income	(23,757,261)	(3,804,497)	-
Net increase (decrease) in net assets from capital share transactions	58,688,554	(117,949,555)	(21,535,801)
Net increase (decrease) in net assets	280,297,420	(29,464,948)	(25,578,040)
NET ASSETS:
Beginning of year	1,037,465,020	474,370,581	101,642,934
End of year	$1,317,762,440	$444,905,633	$76,064,894
Undistributed net investment income included in net assets at end of period	$10,600,102	$4,796,057	$(344)

1  Effective February 27, 2005, Small Capitalization Growth Portfolio changed its name to U.S. Emerging Growth Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Concluded)
For the Six Months Ended April 30, 2005 - (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$120,140	$3,914
Net realized gain (loss) on:
Securities transactions	119,571	(180,426)
Net change in unrealized gain (loss) of:
Securities	616,364	70,961
Net increase(decrease) in net assets resulting from operations	856,075	(105,551)
Distributions to shareholders from:
Net investment income	(113,752)	-
Net increase (decrease) in net assets from capital shares transactions	14,528,023	6,150,908
Net increase (decrease) in net assets	15,270,346	6,045,357
NET ASSETS:
Beginning of period	18,194,067	5,945,514
End of period	$33,464,413	$11,990,871
Undistributed net investment income included in net assets at end of period	$21,623	$3,914

For the Period Ended October 31, 2004

	Large Cap 100 Portfolio[1]	Large Cap Growth Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$32,813	$(6,580)
Net realized loss on:
Securities transactions	(400,248)	(154,942)
Net change in unrealized gain (loss) of:
Securities	692,239	325,771
Net increase (decrease) in net assets resulting from operations	324,804	164,249
Distributions to shareholders from:
Net investment income	(17,370)	-
Net increase in net assets from capital share transactions	17,886,633	5,781,265
Net increase (decrease) in net assets	18,194,067	5,945,514
NET ASSETS:
Beginning of period	-	-
End of period	$18,194,067	$5,945,514
Undistributed net investment income included in net assets at end of period	$15,235	$-

1  Portfolio commenced operations on February 27, 2004.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.011	0.011	0.011	0.019	0.048	0.060
Distributions to shareholders from:
Net investment income	(0.011)	(0.011)	(0.011)	(0.019)	(0.048)	(0.060)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	1.10%	1.05%	1.15%	1.95%	4.86%	6.15%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$633,430	$486,869	$450,167	$533,034	$421,509	$413,742
Ratio of operating expenses to average net assets	0.19%[2]	0.18%	0.13%	0.13%	0.11%	0.11%
Ratio of net investment income to average net assets	2.25%[2]	1.05%	1.16%	1.91%	4.86%	5.96%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.008	0.009	0.009	0.012	0.029	0.038
Distributions to shareholders from:
Net investment income	(0.008)	(0.009)	(0.009)	(0.012)	(0.029)	(0.038)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	0.80%	0.90%	0.88%	1.25%	2.95%	3.88%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$515,146	$530,221	$596,630	$607,069	$541,881	$437,134
Ratio of operating expenses to average net assets	0.19%[2]	0.18%	0.14%	0.14%	0.11%	0.12%
Ratio of net investment income to average net assets	1.61%[2]	0.90%	0.88%	1.24%	2.88%	3.82%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.94	$10.85	$10.98	$10.88	$10.08	$10.16
Income from investment operations:
Net investment income	0.22	0.45	0.44	0.54	0.65	0.69
Net realized and unrealized gain (loss) on investments	(0.09)	0.09	(0.09)	0.10	0.82	(0.09)
Total from investment operations	0.13	0.54	0.35	0.64	1.47	0.60
Distributions to shareholders from:
Net investment income	(0.22)	(0.45)	(0.48)	(0.54)	(0.67)	(0.68)
Total distributions	(0.22)	(0.45)	(0.48)	(0.54)	(0.67)	(0.68)
Net asset value, end of period	$10.85	$10.94	$10.85	$10.98	$10.88	$10.08
Total return[1]	1.19%	5.07%	3.26%	6.18%	15.09%	6.19%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$195,918	$194,284	$192,410	$188,298	$178,811	$174,092
Ratio of operating expenses to average net assets	0.20%[2]	0.19%	0.14%	0.14%	0.11%	0.14%
Ratio of gross expenses to average net assets	0.20%[2]	0.19%	0.14%	0.24%	0.63%	1.02%
Ratio of net investment income to average net assets	4.01%[2]	3.82%	4.08%	5.19%	6.19%	8.56%
Portfolio turnover rate	116%	203%	205%	191%	138%	234%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$15.87	$14.94	$13.47	$16.06	$21.19	$22.70
Income from investment operations:
Net investment income	0.11	0.19	0.20	0.16	0.20	0.25
Net realized and unrealized gain (loss) on investments	0.77	0.93	1.46	(2.59)	(5.09)	1.57
Total from investment operations	0.88	1.12	1.66	(2.43)	(4.89)	1.82
Distributions to shareholders from:
Net investment income	(0.11)	(0.19)	(0.19)	(0.16)	(0.24)	(0.25)
Net realized capital gains	-	-	-	-	-	(3.08)
Total distributions	(0.11)	(0.19)	(0.19)	(0.16)	(0.24)	(3.33)
Net asset value, end of period	$16.64	$15.87	$14.94	$13.47	$16.06	$21.19
Total return[1]	5.51%	7.53%	12.43%	(15.20)%	(23.18)%	8.49%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$72,744	$65,557	$88,521	$90,051	$123,803	$168,564
Ratio of operating expenses to average net assets	0.30%[2]	0.27%	0.14%	0.14%	0.12%	0.14%
Ratio of net investment income to average net assets	1.30%[2]	1.19%	1.39%	1.04%	1.09%	1.00%
Portfolio turnover rate	36%	87%	79%	36%	41%	47%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Advisor Shares
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[5]	2004[1]	2003	2002	2001	2000
Net asset value, beginning of period	$17.61	$18.28	$13.93	$15.57	$17.04	$15.04
Income from investment operations:
Net investment income (loss)	(0.02)	(0.06)	0.01	0.07	0.23	0.11
Net realized and unrealized gain (loss) on investments	0.40	2.59	4.75	(0.90)	0.45	3.07
Total from investment operations	0.38	2.53	4.76	(0.83)	0.68	3.18
Distributions to shareholders from:
Net investment income	-	-	(0.02)	(0.07)	(0.24)	(0.11)
Net realized capital gains	-	(3.20)	(0.39)	(0.74)	(1.83)	(1.07)
Tax Return of capital	-	-	-	-	(0.08)	-
Total distributions	-	(3.20)	(0.41)	(0.81)	(2.15)	(1.18)
Net asset value, end of period	$17.99	$17.61	$18.28	$13.93	$15.57	$17.04
Total return[2]	2.16%	13.90%	34.23%	(5.32)%	3.84%	21.43%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$250,110	$265,164	$275,408	$199,264	$216,638	$242,395
Ratio of operating expenses to average net assets	0.92%[3]	0.90%	0.90%	0.90%	0.87%	0.90%
Ratio of expenses in excess of income to average net assets	(0.22)%[3]	(0.33)%	0.10%	0.44%	1.28%	0.62%
Portfolio turnover rate	24%[4]	64%	58%	67%	65%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Total return represents aggregate total return for the period indicated.

3  Annualized.

4  Portfolio turnover is calculated at the fund level.

5  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Institutional Shares
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[5]	2004[1]	2003	2002	2001	2000
Net asset value, beginning of period	$17.73	$18.35	$13.96	$15.60	$17.01	$15.01
Income from investment operations:
Net investment income (loss)	-	(0.02)	0.05	0.11	0.26	0.14
Net realized and unrealized gain (loss) on investments	0.40	2.60	4.76	(0.90)	0.46	3.06
Total from investment operations	0.40	2.58	4.81	(0.79)	0.72	3.20
Distributions to shareholders from:
Net investment income	-	-	(0.03)	(0.11)	(0.22)	(0.13)
Net realized capital gains	-	(3.20)	(0.39)	(0.74)	(1.83)	(1.07)
Tax Return of capital	-	-	-	-	(0.08)	-
Total distributions	-	(3.20)	(0.42)	(0.85)	(2.13)	(1.20)
Net asset value, end of period	$18.13	$17.73	$18.35	$13.96	$15.60	$17.01
Total return[2]	2.20%	14.13%	34.50%	(5.10)%	4.08%	21.65%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$1	$1	$40,629	$29,644	$30,417	$27,353
Ratio of operating expenses to average net assets	0.75%[3]	0.70%	0.70%	0.70%	0.66%	0.70%
Ratio of net investment income to average net assets	0.01%[3]	(0.12)%	0.30%	0.64%	1.44%	0.82%
Portfolio turnover rate	24%[4]	64%	58%	67%	65%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Total return represents aggregate total return for the period indicated.

3  Annualized.

4  Portfolio turnover is calculated at the fund level.

5  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.01	$9.00	$7.78	$8.56	$11.03	$11.24
Income from investment operations:
Net investment income	0.10	0.17	0.16	0.14	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.76	1.31	1.22	(0.79)	(1.49)	(0.15)
Total from investment operations	0.86	1.48	1.38	(0.65)	(1.32)	0.03
Distributions to shareholders from:
Net investment income	(0.10)	(0.17)	(0.16)	(0.13)	(0.18)	(0.16)
Net realized capital gains	-	(0.30)	-	-	(0.97)	(0.08)
Total distributions	(0.10)	(0.47)	(0.16)	(0.13)	(1.15)	(0.24)
Net asset value, end of period	$10.77	$10.01	$9.00	$7.78	$8.56	$11.03
Total return[1]	8.56%	16.54%	18.01%	(7.64)%	(12.31)%	0.30%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$25,304	$22,721	$21,297	$15,326	$14,002	$21,251
Ratio of operating expenses to average net assets	0.32%[2]	0.29%	0.17%	0.17%	0.21%	0.23%
Ratio of net investment income to average net assets	1.87%[2]	1.78%	2.06%	1.75%	1.51%	1.50%
Portfolio turnover rate	37%	76%	96%	96%	174%	108%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$16.96	$13.99	$11.67	$12.89	$15.79	$17.87
Income from investment operations: Net investment income	0.21	0.40	0.40	0.33	0.35	0.45
Net realized and unrealized gain (loss) on investments	1.11	2.88	2.23	(1.31)	(2.91)	(1.09)
Total from investment operations	1.32	3.28	2.63	(0.98)	(2.56)	(0.64)
Distributions to shareholders from:
Net investment income	(0.21)	(0.31)	(0.31)	(0.24)	(0.34)	(0.33)
Net realized capital gains	-	-	-	-	-	(1.11)
Total distributions	(0.21)	(0.31)	(0.31)	(0.24)	(0.34)	(1.44)
Net asset value, end of period	$18.07	$16.96	$13.99	$11.67	$12.89	$15.79
Total return[1]	7.75%	23.60%	22.89%	(7.82)%	(16.34)%	(3.70)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$1,476,468	$1,317,762	$1,037,465	$983,337	$1,219,138	$1,486,088
Ratio of operating expenses to average net assets	0.14%[2]	0.14%	0.14%	0.14%	0.11%	0.11%
Ratio of net investment income to average net assets	2.38%[2]	2.59%	3.14%	2.42%	2.34%	2.30%
Portfolio turnover rate	20%	38%	48%	33%	40%	36%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Institutional International Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$15.86	$13.14	$11.03	$12.25	$15.10	$17.82
Income from investment operations:
Net investment income	0.13	0.33	0.24	0.19	0.23	0.33
Net realized and unrealized gain (loss) on investments	1.03	2.53	2.09	(1.28)	(2.86)	(1.37)
Total from investment operations	1.16	2.86	2.33	(1.09)	(2.63)	(1.04)
Distributions to shareholders from:
Net investment income	(0.19)	(0.14)	(0.22)	(0.13)	(0.16)	(0.24)
Net realized capital gains	-	-	-	-	-	(1.44)
Tax Return of capital	-	-	-	-	(0.06)	-
Total distributions	(0.19)	(0.14)	(0.22)	(0.13)	(0.22)	(1.68)
Net asset value, end of period	$16.83	$15.86	$13.14	$11.03	$12.25	$15.10
Total return[1]	7.28%	21.78%	21.32%	(9.02)%	(17.45)%	(5.87)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$532,166	$444,906	$474,371	$263,769	$275,132	$171,343
Ratio of operating expenses to average net assets	0.85%[2]	0.85%	0.85%	0.85%	0.83%	0.84%
Ratio of net investment income to average net assets	1.67%[2]	1.86%	2.33%	1.72%	1.71%	1.65%
Portfolio turnover rate	19%	50%	42%	37%	53%	74%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio[5]
	For the Six Months Ended		For the Years Ended October 31,		For the Period December 29, 1999[1] through
	April 30, 2005[4]	2004	2003	2002	2001	October 31, 2000
Net asset value, beginning of period	$5.32	$5.56	$3.93	$5.04	$9.22	$10.00
Income from investment operations:
Net investment loss	(0.12)	(0.07)	(0.05)	-	-	(0.03)
Net realized and unrealized (loss) on investments	0.13	(0.17)	1.68	(1.11)	(4.18)	(0.75)
Total from investment operations	0.01	(0.24)	1.63	(1.11)	(4.18)	(0.78)
Net asset value, end of period	$5.33	$5.32	$5.56	$3.93	$5.04	$9.22
Total return[2]	0.19%	(4.32)%	41.48%	(22.02)%	(45.34)%	(7.80)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$10,667	$76,065	$101,643	$78,122	$105,052	$182,847
Ratio of operating expenses to average net assets	1.22%[3]	1.22%	1.18%	1.23%	1.17%	1.23%[3]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.98)%[3]	(1.05)%	(1.04)%	(1.02)%	(0.83)%	(0.60)%[3]
Portfolio turnover rate	77%	89%	114%	42%	67%	78%

1  Commencement of operations.

2  Total return represents aggregate total return for the period indicated.

3  Annualized.

4  Unaudited

5  Effective February 27, 2005, Small Capitalization Growth Portfolio changed its name to U.S. Emerging Growth Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the Six Months Ended April 30, 2005[4]	For the Period February 27, 2004[1] through October 31, 2004
Net asset value, beginning of period	$10.09	$10.00
Income from investment operations:
Net investment income	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.53	0.08
Total from investment operations	0.57	0.11
Distributions to shareholders from:
Net investment income	(0.04)	(0.02)
Total distributions	(0.04)	(0.02)
Net asset value, end of period	$10.62	$10.09
Total return[2]	5.68%	1.05%
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)	$33,464	$18,194
Ratio of operating expenses to average net assets[3]	0.87%	1.12%
Ratio of net investment income to average net assets[3]	0.90%	0.45%
Portfolio turnover rate	44%	56%

1  Commencement of operations.

2  Total return represents aggregate total return for the period indicated.

3  Annualized.

4  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the Six Months Ended April 30, 2005[4]	For the Period February 27, 2004[1] through October 31, 2004
Net asset value, beginning of period	$10.04	$10.00
Income from investment operations:
Net investment income (loss)	0.00 [5]	(0.01)
Net realized and unrealized gain (loss) on investments	0.25	0.05
Total from investment operations	0.25	0.04
Net asset value, end of period	$10.29	$10.04
Total return[2]	2.49%	0.40%
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)	$11,991	$5,946
Ratio of operating expenses to average net assets[3]	0.95%	1.26%
Ratio of expenses in excess of income to average net assets[3]	0.09%	(0.23)%
Portfolio turnover rate	43%	64%

1  Commencement of operations.

2  Total return represents aggregate total return for the period indicated.

3  Annualized.

4  Unaudited.

5  Net investment income per share is less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Face Amount		Value
AGENCY DISCOUNT NOTESF[1] - 24.2%
	Federal Home Loan Bank - 3.1%
$5,000,000	2.76% due 6/6/05	$4,986,200
5,000,000	2.714% due 7/11/05	4,973,236
10,000,000	3.00% due 9/2/05	9,896,666
		19,856,102
	Federal Home Loan Mortgage Corporation - 14.0%
3,149,000	2.45% due 5/3/05	3,148,572
7,148,000	2.565% due 6/7/05	7,129,157
10,000,000	2.595% due 6/14/05	9,968,283
10,269,000	2.761% due 6/30/05	10,221,746
7,500,000	2.844% due 6/30/05	7,464,450
10,000,000	2.752% due 7/11/05	9,945,724
3,775,000	2.84% due 7/11/05	3,753,856
5,000,000	2.76% due 7/12/05	4,972,400
10,000,000	2.79% due 7/26/05	9,933,350
7,500,000	3.00% due 8/1/05	7,442,500
5,000,000	3.15% due 9/13/05	4,940,937
10,000,000	3.00% due 12/12/05	9,812,500
		88,733,475
	Federal National Mortgage Association - 7.1%
5,000,000	2.69% due 5/18/05	4,993,648
4,500,000	0.00% due 5/25/05	4,492,410
5,000,000	2.66% due 6/6/05	4,986,700
5,000,000	2.609% due 6/15/05	4,983,694
10,000,000	2.79% due 7/20/05	9,938,000
8,295,000	2.83% due 7/20/05	8,242,834
7,500,000	3.03% due 8/5/05	7,439,400
		45,076,686
	TOTAL AGENCY DISCOUNT NOTES (Cost $153,666,263)	153,666,263
AGENCY NOTES - 20.9%
	Federal Farm Credit Bank - 0.4%
2,475,000	6.50% due 11/22/05	2,518,707
	Federal Home Loan Bank - 10.8%
12,565,000	4.125% due 5/13/05	12,571,462
1,000,000	1.56% due 5/13/05	999,669
1,000,000	1.625% due 6/15/05	998,725
5,000,000	6.875% due 8/15/05	5,056,492
10,000,000	3.25% due 8/15/05	10,005,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
AGENCY NOTES - (Continued)
	Federal Home Loan Bank - (Continued)
$7,250,000	3.00% due 8/15/05	$7,252,196
4,475,000	1.50% due 8/19/05	4,452,708
10,000,000	1.50% due 8/26/05	9,946,331
2,010,000	4.57% due 10/11/05	2,021,385
10,000,000	2.125% due 11/15/05	9,947,066
5,425,000	2.00% due 2/13/06	5,361,481
		68,612,515
	Federal Home Loan Mortgage Corporation - 4.8%
7,900,000	4.25% due 6/15/05	7,915,425
5,000,000	7.00% due 7/15/05	5,040,179
5,000,000	2.875% due 9/15/05	4,993,977
10,366,000	5.25% due 1/15/06	10,492,474
2,000,000	2.81% due 2/2/06	1,989,648
		30,431,703
	Federal National Mortgage Association - 4.9%
10,000,000	1.55% due 5/4/05	9,999,267
9,221,000	5.75% due 6/15/05	9,252,477
5,000,000	7.00% due 7/15/05	5,042,332
4,000,000	6.00% due 12/15/05	4,062,200
2,370,000	2.375% due 2/13/06	2,349,073
		30,705,349
	TOTAL AGENCY NOTES (Cost $132,268,274)	132,268,274
FLOATING RATE BONDS - 2.1%
5,000,000	Federal Home Loan Bank 2.921% due 3/1/06	5,000,000
3,350,000	Federal Home Loan Mortgage Corporation 2.50% due 12/1/05	3,333,820
5,000,000	Federal National Mortgage Association 3.091% due 10/7/05	5,003,009
	TOTAL FLOATING RATE BONDS (Cost $13,336,829)	13,336,829

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS - 53.4%
$150,000,000	With Bear Stearns, Inc., dated 04/29/05, 2.97%, principal and interest in the amount of $150,037,125 due 05/02/05, (collaterized by FHLMC #2650, with a par value of $34,327,830, coupon rate of 4.50%, due 12/15/32, market value of $34,159,624, FNR #2004-55, with a par value of $44,791,561, coupon rate of 4.50%, due 10/25/29, market value of $44,455,624, FNR #2003-86, with a par value of $77,107,356, coupon rate of 4.50%, due 09/25/18, market value of $76,027,854	$150,000,000
158,215,588	With Merrill Lynch & Co., dated 04/29/05, 2.92%, principal and interest in the amount of $158,254,087 due 05/02/05, (collaterized by FNMA #806481, with a par value of $112,486,357, coupon rate of 3.87%, due 05/01/35, market value of $112,486,357, FH #781927, with a par value of $34,082,922, coupon rate of 5.14%, due 09/01/34, market value of $34,082,922, FNMA # 794507, with a par value of $14,878,457, coupon rate of 4.79%, due 10/01/34, market value of $14,878,457)	158,215,588
30,000,000	With Paine Webber, Inc., dated 04/29/05, 2.91%, principal and interest in the amount of $30,007,275, due 05/02/05, (collaterized by FNMA #796244 with a par value of $30,330,281, coupon rate of 5.50%, due 11/01/34, market value of $30,612,352)	30,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $338,215,588)	338,215,588

TOTAL INVESTMENTS (Cost $637,486,954)[2]	100.6%	$637,486,954
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(4,056,997)
NET ASSETS	100.0%	$633,429,957

F  Percentages indicated are based on net assets.

1  Rate represents annualized discount yield at date of purchase.

2  Aggregate cost for federal tax purposes was $637,486,954.

Abbreviations:

FH - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FN - Federal National Mortgage Association

FNMA - Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
AGENCY DIVERSIFICATION

On April 30, 2005, agency diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
AGENCIES:
Federal Home Loan Bank	19.1%	$121,910,672
Federal Home Loan Mortgage Corporation	14.7	94,056,943
Federal National Mortgage Association	12.7	80,785,044
Federal Farm Credit Bank	0.4	2,518,707
TOTAL	46.9%	$299,271,366
REPURCHASE AGREEMENTS	53.1	338,215,588
TOTAL INVESTMENTS	100.0%	$637,486,954

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES - 96.0%
	Daily Variable/Floating Rate Notes - 49.0%
$800,000	California State, Economic Recovery, Series C-2, (SPA: Bank of America), 3.00% due 7/1/23F1	$800,000
3,470,000	California State, School Improvements, Series A, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirement), 2.93% due 5/1/34	3,470,000
6,500,000	California State, Series A, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.00% due 5/1/33	6,500,000
11,715,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 2.89% due 6/15/21	11,715,000
3,500,000	Connecticut State Health & Educational Facilities Authority, Edgehill Project Revenue, UPDATES, Series C, (LOC: KBC Bank N.V.), 2.93% due 7/1/27	3,500,000
2,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1, 3.00% due 7/1/29	2,100,000
6,220,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospital of Cleveland, (LOC: J.P. Morgan Chase), 2.95% due 1/1/16	6,220,000
6,900,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 2.89% due 12/1/15	6,900,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, Revenue Refunding, Exxon Corp. Project, 2.95% due 11/1/19	6,300,000
3,200,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project, 2.89% due 10/1/24	3,200,000
1,100,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America), 3.00% due 11/1/15	1,100,000
6,580,000	Idaho State Health Facilities Authority, Revenue, St. Luke's Medical Center Project, (SPA: Harris Trust & Savings Bank), (FSA Insured), 2.95% due 7/1/30	6,580,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES - (Continued)
	Daily Variable/Floating Rate Notes - (Continued)
$8,800,000	Irvine Ranch, California, Water District Revenue, Certificates of Participation, (LOC: Landesbank Baden-Wurttemberg), 3.00% due 8/1/16	$8,800,000
	Irvine Ranch, California, Water District Revenue, Series A, (LOC: State Street Bank & Trust Co.):
940,000	2.93% due 9/1/06	940,000
1,000,000	3.00% due 1/1/21	1,000,000
3,705,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 2.93% due 6/1/15	3,705,000
2,650,000	Irvine Ranch, California, Water District, General Obligation, Series A, Refunding, (LOC: BankAmerica), 2.93% due 5/1/09	2,650,000
6,902,000	Irvine, California, Improvement Board, Limited Obligation, Special Assessment, Assessment District 93-14 (LOC: BankAmerica), 3.00% due 9/2/25	6,902,000
100,000	Irvine, California, Special Assessment, Assessment District 00-18, Series A, (LOC: Bank of New York), 3.01% due 9/2/26	100,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Project, Refunding, 3.03% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., 3.08% due 5/1/29	4,000,000
8,480,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 2.95% due 9/1/20	8,480,000
4,000,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 2.95% due 9/1/20	4,000,000
3,000,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project, 2.89% due 11/1/14	3,000,000
1,600,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining, Series B, (LOC: J.P. Morgan Chase), 3.03% due 7/1/32	1,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES - (Continued)
	Daily Variable/Floating Rate Notes - (Continued)
$1,830,000	Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital, Series B, (MBIA Insured), (SPA: Wachovia Bank), 2.95% due 7/1/29	$1,830,000
865,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - B, 2.89% due 11/1/14	865,000
3,175,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - C, 2.89% due 11/1/14	3,175,000
3,900,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - D, 2.89% due 11/1/14	3,900,000
11,485,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 3.00% due 12/1/25	11,485,000
13,900,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 3.00% due 2/15/38	13,900,000
11,150,000	Louisiana State, Public Facilities Authority, Industrial Development, Kenner Hotel Ltd., (LOC: BankAmerica, NA), 3.00% due 12/1/15	11,150,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 3.03% due 12/1/30	2,300,000
6,900,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: Westdeutsche Landesbank), 3.00% due 7/1/35	6,900,000
15,995,000	New Jersey, Economic Development Authority Revenue, Stolthaven Project, Series A, (LOC: Citibank NA), 2.96% due 1/15/18	15,995,000
7,865,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 2.80% due 7/1/23	7,865,000
2,450,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 2.94% due 11/1/24	2,450,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount			Value
VARIABLE/FLOATING RATE NOTES - (Continued)
		Daily Variable/Floating Rate Notes - (Continued)
	$3,265,000	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase), 2.96% due 8/15/20	$3,265,000
		New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase):
2,100,000		2.96% due 8/1/20	2,100,000
1,410,000		2.96% due 8/1/21	1,410,000
		New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (FGIC Insured):
1,540,000		3.00% due 6/15/22	1,540,000
4,600,000		3.00% due 6/15/23	4,600,000
7,210,000		New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: Credit Local de France), 2.96% due 6/15/33	7,210,000
3,020,000		New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 2.96% due 6/15/35	3,020,000
7,200,000		Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: BankAmerica), 2.95% due 10/1/22	7,200,000
200,000		North Carolina State Medical Care Commission, Hospital Revenue, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 3.03% due 10/1/13	200,000
		North Central, Texas, Health Facility Development Corp., (Presbyterian Medical Center), (SPA: J.P. Morgan Chase), (MBIA Insured):
2,450,000		2.95% due 12/1/15	2,450,000
1,375,000		2.95% due 12/1/15	1,375,000
1,800,000		Orange County, California, Sanitation Districts Partnership, Series B, Refunding, (SPA: Credit Locale de France), 3.01% due 8/1/30	1,800,000
8,180,000		Peninsula Ports Authority, Virginia, Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA), 2.95% due 7/1/16	8,180,000
2,135,000		Sublette County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, 2.95% due 11/1/14	2,135,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES - (Continued)
	Daily Variable/Floating Rate Notes - (Continued)
$5,700,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Project, Refunding, 3.05% due 8/15/20	$5,700,000
4,700,000	Union County, New Jersey, Pollution Control Financing Authority, Revenue Refunding, Exxon Corp. Project, 2.85% due 10/1/24	4,700,000
9,130,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 2.95% due 2/15/31	9,130,000
	Total Daily Variable/Floating Rate Notes (Cost $252,392,000)	252,392,000
	Weekly Variable/Floating Rate Notes - 47.0%
3,200,000	Alabama State Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (SPA: FGIC), (LOC: Barclays Bank PLC), 2.86% due 4/1/15	3,200,000
5,605,000	Bexar County, Texas Housing Finance Corp., Multi Family Housing Revenue, Aamha LLC Project, (Credit Support: FNMA), 3.00% due 12/15/25	5,605,000
7,365,000	Burke County, Georgia, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured), 3.00% due 1/1/19	7,365,000
3,320,000	Charlotte, North Carolina, Airport Revenue Refunding, Series A, (SPA: Commerzbank A.G.), (MBIA Insured), 2.98% due 7/1/16	3,320,000
855,000	Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd Lien, Series B, (LOC: Societe Generale), 2.90% due 1/1/15	855,000
1,355,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series A, (SPA: Societe Generale), (FSA Insured), 3.01% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kimberly Forest Apartment Project, Series B, (SPA: Societe Generale), (FSA Insured), 3.01% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kings Arms Apartment Project, Series D, (SPA: Societe Generale), (FSA Insured), 3.01% due 1/1/21	1,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount			Value
VARIABLE/FLOATING RATE NOTES - (Continued)
		Weekly Variable/Floating Rate Notes - (Continued)
	$2,335,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Ten Oaks Apartment Project, Series F, (SPA: Societe Generale), (FSA Insured), 3.01% due 1/1/21	$2,335,000
1,400,000		Colton, California, Redevelopment Agency, Multi Family Revenue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank), 2.40% due 5/1/10	1,400,000
10,100,000		Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-2, 2.90% due 7/1/29	10,100,000
9,200,000		Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank), 2.97% due 5/15/14	9,200,000
1,600,000		Dauphin County, Pennsylvannia, General Authority, School District Pooled Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.11% due 9/1/32	1,600,000
1,000,000		Delaware State River & Bay Authority, Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured), 2.96% due 1/1/30	1,000,000
1,900,000		Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank), 3.01% due 2/1/13	1,900,000
6,900,000		Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured), 3.00% due 12/1/28	6,900,000
3,100,000		Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 2.90% due 10/1/25	3,100,000
600,000		Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C, 2.92% due 10/1/25	600,000
4,300,000		Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 2.85% due 2/1/08	4,300,000
2,400,000		Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater Cincinnati, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured), 2.90% due 1/1/18	2,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount			Value
VARIABLE/FLOATING RATE NOTES - (Continued)
		Weekly Variable/Floating Rate Notes - (Continued)
	$2,400,000	Illinois Health Facilities Authority, Revenue, Decatur Memorial Hospital Project, Series A, (SPA: Northern Trust Company), (MBIA Insured), 2.95% due 11/15/24	$2,400,000
16,700,000		Illinois State Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT- Metropolitan Life, (FHLMC Insured), 2.95% due 1/1/08	16,700,000
2,700,000		Indiana State Health Facilities Financing Authority, Clarian Health Obligations Group, Series C, (SPA: Westdeutsche Landesbank), 3.00% due 3/1/30	2,700,000
2,100,000		Iowa State Higher Education Loan Authority, Education Loan Revenue, Private College Facility, ACES, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.04% due 12/1/15	2,100,000
1,355,000		Kentucky State, Area Development Districts Revenue, Ewing Project, (LOC: Wachovia Bank), 3.10% due 6/1/33	1,355,000
2,268,000		Kern Water Bank Authority Revenue, Series A, (LOC: Wells Fargo Bank), 2.84% due 7/1/28	2,268,000
8,000,000		Lisle County, Illinois, Multi Family Housing Revenue Refunding, Four Lakes Project Phase V, (FNMA Insured), 3.00% due 9/15/26	8,000,000
7,500,000		Long Island, New York Electric System Revenue, Power Authority, Series 7, Subseries 7-A, (SPA: Credit Suisse First Boston), (MBIA Insured), 2.88% due 4/1/25	7,500,000
1,600,000		Los Angeles County, California, Pension Obligation, Refunding, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 2.98% due 6/30/07	1,600,000
114,936		Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 3.02% due 7/1/10	114,936
2,290,000		Louisiana State, Public Facilities Authority, Revenue, College & University Equipment & Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.04% due 9/1/10	2,290,000
10,700,000		Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 2.84% due 11/1/26	10,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount			Value
VARIABLE/FLOATING RATE NOTES - (Continued)
		Weekly Variable/Floating Rate Notes - (Continued)
	$5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (SPA: State Street Bank & Trust Co.), 2.89% due 12/1/15	$5,000,000
100,000		Massachusetts State Health & Educational Facilities Authority Revenue, Capital Asset Project, Series G-1, (SPA: State Street Bank & Trust Co.), (MBIA Insured), 2.96% due 1/1/19	100,000
700,000		Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement), 3.00% due 1/15/10	700,000
9,200,000		Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer), 2.97% due 8/1/28	9,200,000
5,400,000		Mecklenburg County, North Carolina, Series C, (LOC: Wachovia Bank), 2.98% due 2/1/18	5,400,000
5,000,000		Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.09% due 7/1/10	5,000,000
500,000		Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.00% due 12/1/14	500,000
9,900,000		New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 2.96% due 1/1/18	9,900,000
7,600,000		New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, (SPA: Westdeutsche Landesbank), 3.04% due 11/15/28	7,600,000
1,850,000		New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-C, (SPA: Bank of New York), 2.94% due 11/1/22	1,850,000
6,300,000		New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-D, (SPA: New York State Common Retirement Fund), 2.94% due 11/1/22	6,300,000
1,855,000		New York City, New York, Transitional Finance Authority Revenue, Subseries C-4, (SPA: Landesbank Hessen-Thuer), 2.96% due 8/1/31	1,855,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount			Value
VARIABLE/FLOATING RATE NOTES - (Continued)
		Weekly Variable/Floating Rate Notes - (Continued)
	$4,300,000	New York State Housing Finance Agency Revenue, Liberty View Apartments Project, Series A, (FNMA Collateralized), 3.00% due 11/15/19	$4,300,000
10,600,000		New York State, Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 2.95% due 4/1/23	10,600,000
300,000		Ohio State, University General Receipts, 3.04% due 12/1/07	300,000
		Ohio State, University General Receipts, Series B:
10,350,000		2.85% due 12/1/19	10,350,000
3,800,000		2.85% due 12/1/29	3,800,000
1,839,000		Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage Project, Series F, (LOC: Wells Fargo Bank), 2.95% due 12/1/15	1,839,000
4,200,000		Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured), 3.04% due 10/1/26	4,200,000
1,725,000		University of Utah, Auxiliary & Campus Facilities, Series A, (SPA: Bank of Nova Scotia), 3.04% due 4/1/27	1,725,000
7,800,000		University South Florida Foundation, Inc., Certificates of Participation, (LOC: Wachovia Bank), 2.91% due 4/1/32	7,800,000
11,900,000		Washington State, General Obligations, Series VR-96A, (SPA: Landesbank Hessen-Thuer), 2.86% due 6/1/20	11,900,000
5,650,000		Washington State, Health Care Facilities, Virginia Mason Medical Center, Series B, (MBIA Insured), (SPA: Credit Suisse First Boston), 2.95% due 2/15/27	5,650,000
		Total Weekly Variable/Floating Rate Notes (Cost $242,231,936)	242,231,936
		TOTAL VARIABLE/FLOATING RATE NOTES (Cost $494,623,936)	494,623,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
FIXED RATE BONDS - 3.9%
$3,000,000	Indianapolis, Indiana, Local Public Improvement Bond Bank, Series B: 3.00% due 7/6/05	$3,005,531
3,000,000	Michigan State, General Obligation Notes: 3.50% due 9/30/05	3,018,430
3,000,000	Philadelphia, Pennsylvannia, School Districts, Tax & Revenue Anticipation Notes: 3.00% due 6/30/05	3,006,746
3,000,000	Philadelphia, Pennsylvannia, Tax & Revenue Anticipation Notes: 3.00% due 6/30/05	3,006,703
3,000,000	Puerto Rico Commonwealth, Tax & Revenue Anticipation Notes: 3.00% due 7/29/05	3,009,769
5,000,000	Texas State, Tax & Revenue Anticipation Notes: 3.00% due 8/31/05	5,023,848
	TOTAL FIXED RATE BONDS (Cost $20,071,027)	20,071,027

TOTAL INVESTMENTS (Cost $514,694,963)[2]	99.9%	$514,694,963
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	451,460
NET ASSETS	100.0%	$515,146,423

F  Percentages indicated are based on net assets.

1  Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

2  Aggregate cost for federal tax purposes was $514,694,963.

Abbreviations:

ACES - Adjustable Convertible Extendable Securities

AMBAC - American Municipal Bond Assurance Corporation

DATES - Daily Adjustable Tax-Exempt Securities

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance

SPA - Stand-By Purchase Agreement

UPDATES - Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
COUPON TYPE

On April 30, 2005, coupon type of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
COUPON TYPE:
Variable/Floating Rate Notes	93.6%	$494,623,936
Fixed Rate Bonds	3.8	20,071,027
TOTAL INVESTMENTS	97.4%	$514,694,963

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Face Amount		Value
AGENCY NOTESF - 11.7%
	Federal Home Loan Bank - 2.5%
$5,000,000	3.625% due 1/15/08[1]	$4,953,985
	Federal Home Loan Mortgage Corporation - 5.5%
8,000,000	6.625% due 9/15/09	8,768,040
2,000,000	4.00% due 12/15/09	1,987,878
		10,755,918
	Federal National Mortgage Association - 3.7%
5,000,000	5.25% due 4/15/07	5,126,460
2,100,000	4.00% due 9/2/08	2,084,292
		7,210,752
	TOTAL AGENCY NOTES (Cost $23,518,175)	22,920,655
MORTGAGE-BACKED SECURITIES[2] - 31.3%
	Federal Home Loan Mortgage Corporation - 3.8%
8,734	# 555359, 6.50% due 4/1/08	8,875
2,735,678	# C00742, 6.50% due 4/1/29	2,851,764
134,276	# D78677, 8.00% due 3/1/27	146,628
131,928	# D84894, 8.00% due 12/1/27	144,144
33,547	# G00807, 9.50% due 3/1/21	35,849
143,738	# G10753, 6.50% due 9/1/09	147,040
4,050,000	TBA, 5.00% due 5/1/19	4,079,111
		7,413,411
	Federal National Mortgage Association - 26.4%
17,816	# 125275, 7.00% due 3/1/24	18,911
75,549	# 252806, 7.50% due 10/1/29	81,016
2,545,935	# 254685, 5.00% due 4/1/18	2,567,534
678,470	# 255159, 5.50% due 3/1/19	695,092
107,901	# 313795, 9.50% due 1/1/25	120,565
35,553	# 313796, 9.50% due 2/1/21	39,098
165,513	# 313815, 6.50% due 1/1/11	171,826
446,912	# 373328, 8.00% due 3/1/27	487,288
305,913	# 390895, 8.00% due 6/1/27	333,550
132,718	# 395715, 8.00% due 8/1/27	144,708
828,762	# 397602, 8.00% due 8/1/27	903,635
117,352	# 405845, 8.00% due 11/1/27	127,954
143,342	# 481401, 6.50% due 12/1/28	149,526
23,529	# 499335, 6.50% due 8/1/29	24,544
7,738	# 523497, 7.50% due 11/1/29	8,298
185,416	# 535729, 6.50% due 2/1/16	193,458

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] - (Continued)
	Federal National Mortgage Association - (Continued)
$199,799	# 535962, 6.50% due 5/1/16	$208,462
330,835	# 555016, 6.50% due 10/1/17	345,180
25,605	# 588945, 7.00% due 6/1/31	27,062
135,081	# 595134, 6.50% due 7/1/16	140,938
547,127	# 596498, 6.00% due 7/1/16	567,268
701,850	# 607862, 7.00% due 9/1/31	741,783
91,031	# 608777, 6.50% due 10/1/16	94,978
324,229	# 624571, 7.00% due 3/1/32	342,579
1,021,185	# 625990, 5.50% due 12/1/16	1,046,554
206,875	# 643340, 6.50% due 3/1/17	215,832
101,304	# 656872, 6.50% due 8/1/32	105,452
16,667	# 673087, 6.50% due 12/1/32	17,350
2,378,899	# 686230, 5.50% due 2/1/18	2,437,182
145,149	# 687575, 7.00% due 2/1/33	153,285
2,179,342	# 740449, 5.50% due 9/1/18	2,232,736
2,296,763	# 768557, 5.50% due 2/1/19	2,353,033
6,587,525	# 789859, 6.00% due 8/1/34	6,768,503
2,100,000	# 820811, 6.00% due 4/1/35	2,157,773
15,070,000	TBA, 5.50% due 5/1/19	15,418,494
3,220,000	TBA, 6.00% due 5/1/20	3,335,720
2,000,000	TBA, 6.50% due 5/1/33	2,079,376
5,000,000	TBA, 5.00% due 5/1/34	4,950,000
		51,806,543
	Government National Mortgage Association - 1.1%
150,642	# 460389, 7.00% due 5/15/28	159,885
58,392	# 464049, 7.00% due 7/15/28	61,975
164,198	# 476259, 7.00% due 8/15/28	174,273
108,328	# 485264, 7.50% due 2/15/31	116,345
44,453	# 496632, 7.00% due 12/15/28	47,181
50,957	# 530571, 7.50% due 2/15/31	54,728
259,252	# 539971, 7.00% due 1/15/31	274,784
23,477	# 556417, 7.00% due 6/15/31	24,883
37,347	# 557379, 7.00% due 5/15/31	39,585
143,820	# 559304, 7.00% due 9/15/31	152,436
138,181	# 570289, 7.00% due 1/15/32	146,452
37,483	# 571365, 7.00% due 12/15/31	39,729
820,307	# 574687, 6.00% due 4/15/34	846,741
		2,138,997
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,031,451)	61,358,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
$933,764	Credit-Based Asset Servicing, 6.50% due 9/25/26	$974,704
1,046,983	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	54,563
470,751	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO), 0.00% due 12/25/33	408,138
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,369,079)	1,437,405
CORPORATE NOTES - 27.6%
5,000,000	American General Finance, 4.50% due 11/15/07	5,014,355
5,000,000	Citigroup, Inc., 7.25% due 10/1/10	5,633,040
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,335,590
6,000,000	Goldman Sachs Group, Inc., Senior Global Note 5.125% due 1/15/15	5,992,074
5,000,000	IBM Corp., 4.75% due 11/29/12	5,034,145
5,000,000	JP Morgan Chase & Co., 3.50% due 3/15/09	4,841,005
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,799,276
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	3,050,676
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	4,018,736
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	4,966,790
4,000,000	Wells Fargo Bank, 6.45% due 2/1/11	4,374,872
	TOTAL CORPORATE NOTES (Cost $53,020,464)	54,060,559
US TREASURY NOTES/BONDS - 25.7%
8,351,200	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13	8,608,258
4,350,000	U.S. Treasury Bond, 6.125% due 11/15/27[1]	5,264,009
10,900,000	U.S. Treasury Bond, 6.125% due 8/15/29	13,302,262
1,000,000	U.S. Treasury Bond, 5.375% due 2/15/31[1]	1,129,453
6,000,000	U.S. Treasury Note 3.125% due 1/31/07	5,950,314
8,000,000	U.S. Treasury Note 3.50% due 12/15/09	7,872,184
1,000,000	U.S. Treasury Note, 4.375% due 5/15/07	1,014,102
5,000,000	U.S. Treasury Note, 4.375% due 8/15/12	5,114,845
2,000,000	U.S. Treasury Note, 4.00% due 11/15/12[1]	1,998,282
	TOTAL US TREASURY NOTES/BONDS (Cost $47,159,883)	50,253,709

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS - 17.3%
$85,537	With Investors Bank & Trust, dated 04/29/05, principal and interest in the amount of $85,553 due 05/02/05, (collateralized by SBA #506370 with a par value of $83,659, coupon rate of 6.375%, due 09/25/16, market value of $89,813)	$85,537
33,900,000	With Merrill Lynch & Co., Inc., dated 04/29/05, 2.92%, principal and interest in the amount of $33,908,249, due 05/02/05, (collateralized by FHLMC #783050 with a par value of $34,592,267, coupon rate of 5.07%, due 03/01/35, with a market value of $34,592,267)	33,900,000
	TOTAL REPURCHASE AGREEMENTS (Cost $33,985,537)	33,985,537

TOTAL INVESTMENTS (Cost $220,084,589)[3]	114.3%	$224,016,816
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.3)	(28,098,957)
NET ASSETS	100.0%	$195,917,859

F  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Represents current face amount at April 30, 2005.

3  Aggregate cost for federal tax purposes was $220,084,589.

Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

IO - Interest Only

PO - Principal Only

SBA - Small Business Administration

TBA - To be announced

TIPS - Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
ISSUER DIVERSIFICATION

On April 30, 2005, issuer diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
ISSUER:
Federal National Mortgage Association	30.1%	$59,017,295
Federal Home Loan Mortgage Corporation	9.3	18,169,329
Federal Home Loan Bank	2.5	4,953,985
Government National Mortgage Association	1.1	2,138,997
TOTAL	43.0%	$84,279,606
REPURCHASE AGREEMENTS	15.2	33,985,537
TOTAL INVESTMENTS	58.2%	$118,265,143

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 96.8%
	Aerospace & Defense - 4.4%
30,725	Boeing Co.	$1,828,752
19,550	L-3 Communications Holdings, Inc.[1]	1,387,463
		3,216,215
	Banking - 7.6%
39,505	Citigroup, Inc.	1,855,155
52,875	Countrywide Financial Corp.	1,913,546
63,312	North Fork Bancorporation, Inc.	1,782,233
		5,550,934
	Capital Goods - 2.4%
17,095	United Technologies Corp.	1,738,903
	Chemicals - 2.4%
47,550	Church & Dwight, Inc.[1]	1,712,751
	Computer Software & Processing - 5.2%
17,025	Adobe Systems, Inc.	1,012,477
59,775	IMS Health, Inc.	1,433,404
116,900	Oracle Corp.[2]	1,351,364
		3,797,245
	Computers & Information - 1.2%
24,650	Dell, Inc.[2]	858,559
	Consumer Products - 2.6%
29,275	Clorox Co.	1,853,107
	Consumer Services - 2.3%
62,200	Disney (Walt) Co.	1,642,080
	Cosmetics & Personal Care - 4.9%
34,700	Colgate-Palmolive Co.	1,727,713
16,675	Gillette Co.	861,097
17,700	Procter & Gamble Co. (The)[1]	958,455
		3,547,265
	Electronic Technology - 2.9%
61,600	Cisco Systems, Inc.[2]	1,064,448
43,900	Intel Corp.	1,032,528
		2,096,976
	Electronics - 3.7%
47,825	Altera Corp.[1,2]	991,412
55,525	National Semiconductor Corp.[1]	1,059,417

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Electronics - (Continued)
76,550	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$659,096
		2,709,925
	Energy Minerals - 2.9%
36,695	Exxon Mobil Corp.	2,092,716
	Financial Services - 6.2%
18,900	Fannie Mae	1,019,655
12,350	Goldman Sachs Group, Inc.	1,318,857
8,625	Lehman Brothers Holdings, Inc.	791,085
26,450	Morgan Stanley	1,391,799
		4,521,396
	Health Care - 3.8%
15,700	Quest Diagnostics, Inc	1,661,060
8,775	WellPoint, Inc.[2]	1,121,006
		2,782,066
	Health Care Facility & Supplies - 1.7%
23,850	Medtronic, Inc.	1,256,895
	Health Technology - 2.0%
21,345	Johnson & Johnson	1,464,907
	Home Construction, Furnishings & Appliances - 0.4%
4,525	Pulte Homes, Inc.	323,311
	Industrial - 3.1%
23,050	3M Co.	1,762,634
10,000	Lennar Corp. - Class A	514,700
		2,277,334
	Insurance - 6.1%
16,250	Everest Re Group, Ltd.	1,335,750
30,425	RenaissanceRe Holdings, Ltd.	1,362,127
18,575	UnitedHealth Group, Inc.	1,755,523
		4,453,400
	Metals - 2.0%
45,100	Masco Corp.[1]	1,420,199
	Oil & Gas - 5.2%
21,600	ConocoPhillips	2,264,760
34,100	Devon Energy Corp.	1,540,297
		3,805,057

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Pharmaceuticals - 6.8%
34,700	Abbott Laboratories	$1,705,852
68,245	Pfizer, Inc.	1,854,217
31,000	Wyeth	1,393,140
		4,953,209
	Process Industries - 2.9%
58,000	General Electric Co.	2,099,600
	Restaurants - 1.9%
29,525	Yum! Brands, Inc.	1,386,494
	Retailers - 4.5%
16,350	Best Buy Co., Inc.	823,059
34,700	Home Depot, Inc.	1,227,339
54,150	TJX Cos., Inc. (The)	1,226,498
		3,276,896
	Technology - 6.0%
107,800	EMC Corp.[2]	1,414,336
15,770	International Business Machines Corp.	1,204,513
69,200	Microsoft Corp.	1,750,760
		4,369,609
	Telecommunications - 1.7%
43,825	Nextel Communications, Inc. - Class A2	1,226,662
	TOTAL COMMON STOCKS (Cost $61,414,840)	70,433,711
Face Amount
REPURCHASE AGREEMENT - 2.9%
$2,080,843	With Investors Bank & Trust Co., dated 04/29/05, 2.25%, principal and interest in the amount of $2,081,233, due 5/2/05, (collateralized by SBA 505918 with a par value of $2,032,805, coupon rate of 6.625%, due 06/25/16, market value of $2,184,885)	2,080,843
	TOTAL REPURCHASE AGREEMENT (Cost $2,080,843)	2,080,843

TOTAL INVESTMENTS (Cost $63,495,683)[3]	99.7%	$72,514,554
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	229,458
NET ASSETS	100.0%	$72,744,012

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

F  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non-income producing security.

3  Aggregate cost for federal tax purposes was $63,526,772.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Banking	7.6%	$5,550,934
Pharmaceuticals	6.8	4,953,209
Financial Services	6.2	4,521,396
Insurance	6.1	4,453,400
Technology	6.0	4,369,609
Oil & Gas	5.2	3,805,057
Computer Software & Processing	5.2	3,797,245
Cosmetics & Personal Care	4.9	3,547,265
Retailers	4.5	3,276,896
Aerospace & Defense	4.4	3,216,215
Health Care	3.8	2,782,066
Electronics	3.7	2,709,925
Industrial	3.1	2,277,334
Process Industries	2.9	2,099,600
Electronic Technology	2.9	2,096,976
Energy Minerals	2.9	2,092,716
Consumer Products	2.6	1,853,107
Capital Goods	2.4	1,738,903
Chemicals	2.4	1,712,751
Consumer Services	2.3	1,642,080
Health Technology	2.0	1,464,907
Metals	2.0	1,420,199
Restaurants	1.9	1,386,494
Health Care Facility & Supplies	1.7	1,256,895
Telecommunications	1.7	1,226,662
Computers & Information	1.2	858,559
Home Construction, Furnishings & Appliances	0.4	323,311
TOTAL COMMON STOCKS	96.8%	$70,433,711
REPURCHASE AGREEMENT	2.9	2,080,843
TOTAL INVESTMENTS	99.7%	$72,514,554

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 99.0%
	Aerospace & Defense - 2.8%
104,790	Engineered Support Systems, Inc.	$3,701,183
107,860	Innovative Solutions & Support, Inc.[1]	3,404,062
		7,105,245
	Apparel Retailers - 2.4%
149,040	Finish Line, Inc. - Class A	2,685,701
104,274	Jos. A. Bank Clothiers, Inc.[1,2]	3,420,187
		6,105,888
	Automotive - 1.1%
109,480	Wabash National Corp.	2,791,740
	Banking - 1.0%
82,340	Pacific Capital Bancorp[1]	2,373,862
	Basic Industry - 4.3%
79,840	AptarGroup, Inc.	3,850,683
96,420	Crown Holdings, Inc.[2]	1,451,121
64,871	Georgia Gulf Corp.	2,394,389
64,750	Mettler-Toledo International, Inc.[2]	2,968,787
		10,664,980
	Beverages, Food & Tobacco - 0.8%
42,330	J & J Snack Foods Corp.	2,072,053
	Biotechnology - 1.0%
82,020	SFBC International, Inc.[1,2]	2,559,024
	Chemicals - 2.6%
79,840	Cytec Industries, Inc.	3,682,221
57,430	FMC Corp.[2]	2,814,070
		6,496,291
	Commercial Services - 5.6%
64,280	Global Payments, Inc.[1]	4,162,773
139,130	Korn/Ferry International[2]	2,003,472
148,380	Labor Ready, Inc.[1,2]	2,476,462
84,830	MTC Technologies, Inc.[2]	2,572,046
89,230	Steiner Leisure, Ltd.[2]	2,673,777
		13,888,530
	Computer Software & Processing - 1.9%
106,170	Digital Insight Corp.[2]	2,130,832
59,842	F5 Networks, Inc.[2]	2,561,836
		4,692,668

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Computers & Information - 2.4%
90,430	Global Imaging Systems, Inc.[1,2]	$3,137,017
182,200	NETGEAR, Inc.[1,2]	2,938,886
		6,075,903
	Consumer Services - 1.9%
92,570	ACE Cash Express, Inc.[2]	2,036,540
140,030	Marvel Enterprises, Inc.[1,2]	2,744,588
		4,781,128
	Cosmetics & Personal Care - 0.7%
82,340	Elizabeth Arden, Inc.[1,2]	1,803,246
	Education - 1.0%
76,410	Bright Horizons Family Solution, Inc.[1,2]	2,589,535
	Electronics - 1.8%
97,990	Synaptics, Inc.[1,2]	1,776,559
76,846	Trimble Navigation, Ltd.[1,2]	2,645,039
		4,421,598
	Energy - 2.1%
60,240	Houston Exploration Co. (The)[2]	3,068,626
67,370	Oceaneering International, Inc.[2]	2,210,410
		5,279,036
	Entertainment & Leisure - 1.9%
59,220	Avid Technology, Inc.[1,2]	2,931,982
48,670	Carmike Cinemas, Inc.	1,703,450
		4,635,432
	Financial Services - 3.3%
39,925	Affiliated Managers Group, Inc.[1,2]	2,496,510
59,880	FirstFed Financial Corp.[1,2]	3,031,724
97,306	Independent Bank Corp.	2,658,400
		8,186,634
	Health Care - 8.7%
129,265	Amsurg Corp.[1,2]	3,346,671
69,860	Conmed Corp.[1,2]	2,076,239
94,810	Covance, Inc.[2]	4,327,128
57,830	Kensey Nash Corp.[1,2]	1,589,168
74,830	LCA-Vision, Inc.	2,932,588
126,750	Renal Care Group, Inc.[2]	4,835,512
55,150	Stericycle, Inc.[2]	2,684,150
		21,791,456

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Health Care Providers - 2.2%
89,820	Centene Corp.[2]	$2,501,487
129,670	VCA Antech, Inc.[1,2]	3,018,718
		5,520,205
	Heavy Machinery - 2.1%
141,210	AGCO Corp.[1,2]	2,428,812
74,480	Terex Corp.[2]	2,784,062
		5,212,874
	Industrial - 3.2%
87,330	Gardner Denver, Inc.[2]	3,191,038
53,280	Middleby Corp. (The)[1]	2,346,451
84,350	WCI Communities, Inc.[1,2]	2,364,330
		7,901,819
	Insurance - 9.0%
159,680	Amerigroup Corp.[2]	5,607,962
84,860	AmerUs Group Co.[1]	3,989,269
72,356	Arch Capital Group, Ltd.[2]	2,893,516
57,390	IPC Holdings, Ltd.	2,159,586
107,410	Scottish Re Group, Ltd.	2,521,987
62,380	Selective Insurance Group, Inc.	2,754,077
34,930	Stancorp Financial Group, Inc.	2,672,844
		22,599,241
	Manufacturing - 2.2%
74,560	ROFIN-SINAR Technologies, Inc.[2]	2,201,011
106,970	Watts Water Technologies, Inc.-Class A	3,342,813
		5,543,824
	Oil & Gas - 4.6%
54,210	CAL Dive International, Inc.[2]	2,411,261
244,510	KCS Energy, Inc.[1,2]	3,432,920
81,200	Maverick Tube Corp.[2]	2,362,108
114,770	Remington Oil & Gas Corp.[2]	3,347,841
		11,554,130
	Pharmaceuticals - 1.9%
67,200	Bone Care International, Inc.[2]	1,734,432
171,320	First Horizon Pharmaceutical Corp.[2]	3,102,605
		4,837,037

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	REIT - 4.7%
116,190	BioMed Realty Trust, Inc.	$2,347,038
323,840	Equity Inns, Inc.	3,646,438
103,790	LaSalle Hotel Properties	3,153,140
234,210	Winston Hotels, Inc.	2,693,415
		11,840,031
	Restaurants - 2.7%
111,430	CBRL Group, Inc.	4,293,398
89,820	RARE Hospitality International, Inc.[2]	2,498,792
		6,792,190
	Retailers - 6.4%
65,080	Childrens Place[2]	2,421,627
89,820	Flowers Foods	2,590,409
131,560	GameStop Corp. - Class A1,2	3,237,692
143,650	Insight Enterprises, Inc.[2]	2,600,065
122,260	MarineMax, Inc.[2]	3,307,133
59,879	Petco Animal Supplies, Inc.[2]	1,874,213
		16,031,139
	Technology - 9.8%
87,330	ANSYS, Inc.[2]	2,658,325
84,782	Benchmark Electronics, Inc.[2]	2,292,505
45,080	CACI International, Inc. - Class A2	2,800,370
93,006	Digital River, Inc.[1,2]	2,473,960
129,740	Internet Security Systems, Inc.[2]	2,523,443
69,865	Kronos, Inc.[2]	2,728,228
74,850	Manhattan Associates, Inc.[1,2]	1,413,168
216,570	Methode Electronics, Inc.	2,440,744
64,400	MICROS Systems, Inc.[2]	2,553,460
48,370	Websense, Inc.[1,2]	2,566,029
		24,450,232
	Transportation - 1.1%
143,470	OMI Corp.[1]	2,609,719
	Trucking - 0.8%
67,732	Greenbrier Cos., Inc.	1,977,774
	Utilities - 1.0%
40,330	Energen Corp.	2,498,444
	TOTAL COMMON STOCKS (Cost $197,247,083)	247,682,908

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT - 1.9%
$4,740,773	With Investors Bank & Trust Co., dated 04/29/05, 2.25%, principal and interest in the amount of $4,741,662, due 05/02/05, (collateralized by SBA #506276 with a par value of $4,639,001, coupon rate of 6.375%, due 09/25/16, market value of $4,977,811)	$4,740,773
	TOTAL REPURCHASE AGREEMENT (Cost $4,740,773)	4,740,773

TOTAL INVESTMENTS (Cost $201,987,856)[3]	100.9%	$252,423,681
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(2,312,655)
NET ASSETS	100.0%	$250,111,026

F  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non-income producing security.

3  Aggregate cost for federal tax purposes was $202,193,778.

Abbreviations:

REIT - Real Estate Investment Trust

SBA - Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Technology	9.8%	$24,450,232
Insurance	9.0	22,599,241
Health Care	8.7	21,791,456
Retailers	6.4	16,031,139
Commercial Services	5.6	13,888,530
REIT	4.7	11,840,031
Oil & Gas	4.6	11,554,130
Basic Industry	4.3	10,664,980
Financial Services	3.3	8,186,634
Industrial	3.2	7,901,819
Aerospace & Defense	2.8	7,105,245
Restaurants	2.7	6,792,190
Chemicals	2.6	6,496,291
Apparel Retailers	2.4	6,105,888
Computers & Information	2.4	6,075,903
Manufacturing	2.2	5,543,824
Health Care Providers	2.2	5,520,205
Energy	2.1	5,279,036
Heavy Machinery	2.1	5,212,874
Pharmaceuticals	1.9	4,837,037
Consumer Services	1.9	4,781,128
Computer Software & Processing	1.9	4,692,668
Entertainment & Leisure	1.9	4,635,432
Electronics	1.8	4,421,598
Automotive	1.1	2,791,740
Transportation	1.1	2,609,719
Education	1.0	2,589,535
Biotechnology	1.0	2,559,024
Utilities	1.0	2,498,444
Banking	1.0	2,373,862
Beverages, Food & Tobacco	0.8	2,072,053
Trucking	0.8	1,977,774
Cosmetics & Personal Care	0.7	1,803,246
TOTAL COMMON STOCKS	99.0%	$247,682,908
REPURCHASE AGREEMENT	1.9	4,740,773
TOTAL INVESTMENTS	100.9%	$252,423,681

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 96.4%
	Aerospace & Defense - 5.1%
5,000	Boeing Co.	$297,600
4,675	General Dynamics Corp.	491,109
14,050	Honeywell International, Inc.	502,428
		1,291,137
	Automotive - 1.8%
6,387	Toyota Motor Corp., Sponsored ADR	464,399
	Banking - 3.9%
10,675	Countrywide Financial Corp.	386,328
11,875	Wachovia Corp.	607,762
		994,090
	Basic Industry - 1.5%
6,775	Bunge, Ltd.[1]	384,820
	Beverages, Food & Tobacco - 3.2%
8,200	Altria Group, Inc.	532,918
6,300	Coca-Cola Co. (The)	273,672
		806,590
	Capital Goods - 1.6%
4,025	United Technologies Corp.	409,423
	Chemicals - 3.0%
16,400	Dow Chemical (The)	753,252
	Commercial Services - 2.7%
21,475	Cendant Corp.	427,567
7,675	RR Donnelley & Sons Co.	252,584
		680,151
	Consumer Services - 1.5%
14,825	Disney (Walt) Co.	391,380
	Cosmetics & Personal Care - 1.3%
6,125	Procter & Gamble Co. (The)[1]	331,669
	Electric Utilities - 1.1%
7,675	PG&E Corp.[1]	266,476
	Electronics - 5.3%
12,775	Amphenol Corp. - Class A	503,846
22,400	ATI Technologies, Inc.[2]	331,520
9,725	Canon, Inc. ADR	506,089
		1,341,455

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Energy - 4.7%
21,074	Exxon Mobil Corp.	$1,201,850
	Financial Services - 14.1%
21,000	Bank of America Corp.	945,840
21,733	Citigroup, Inc.	1,020,582
4,675	Goldman Sachs Group, Inc.	499,243
12,326	J.P. Morgan Chase & Co.	437,450
12,950	MBNA Corp.	255,762
7,675	Morgan Stanley	403,858
		3,562,735
	Health Care - 6.8%
7,950	Johnson & Johnson	545,609
6,625	Quest Diagnostics, Inc	700,925
3,775	WellPoint, Inc.[2]	482,256
		1,728,790
	Heavy Machinery - 0.8%
3,550	Eaton Corp.	208,385
	Insurance - 8.1%
3,475	Aetna, Inc.	254,961
4,311	American International Group, Inc.	219,214
7,550	Hartford Financial Services Group, Inc.	546,394
3,550	Loews Corp.	251,624
13,400	Prudential Financial, Inc.	765,810
		2,038,003
	Media - Broadcasting & Publishing - 0.9%
6,775	Viacom Inc. - Class B	234,551
	Metals - 0.9%
8,925	BHP Billiton Ltd. ADR	225,624
	Oil & Gas - 6.9%
3,525	Anadarko Petroleum Corp.	257,466
5,475	ConocoPhillips	574,054
7,413	Occidental Petroleum Corp.	511,497
24,200	Williams Cos., Inc.	411,884
		1,754,901
	Pharmaceuticals - 3.5%
4,900	GlaxoSmithKline PLC ADR	247,695
14,050	Wyeth	631,407
		879,102

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Process Industries - 4.6%
32,100	General Electric Co.	$1,162,020
	REIT - 1.1%
6,903	General Growth Properties, Inc.	269,976
	Retailers - 4.1%
12,750	J.C. Penney Co., Inc. (Holding Co.)[1]	604,478
8,075	Lowe's Companies, Inc.	420,788
		1,025,266
	Technology - 0.7%
7,050	Microsoft Corp.	178,365
	Telephone - 4.8%
22,000	SBC Communications, Inc.	523,600
12,355	Verizon Communications, Inc.[1]	442,309
9,500	Vodafone Group PLC - Sponsored ADR	248,330
		1,214,239
	Utilities - 2.4%
11,500	Constellation Energy Group, Inc.	604,440
	TOTAL COMMON STOCKS (Cost $21,011,633)	24,403,089
Face Amount
REPURCHASE AGREEMENT - 5.0%
$1,252,502	With Investors Bank & Trust Co., dated 04/29/05, 2.25%, principal and interest in the amount of $1,252,737 due 05/02/05, (collateralized by SBA #505915 with a par value of $1,223,587, coupon rate of 6.625%, due 06/25/2016, market value of $1,315,127)	1,252,502
	TOTAL REPURCHASE AGREEMENT (Cost $1,252,502)	1,252,502

TOTAL INVESTMENTS (Cost $22,264,135)[3]	101.4%	$25,655,591
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)	(351,945)
NET ASSETS	100.0%	$25,303,646

F  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non-income producing security.

3  Aggregate cost for federal tax purposes was $22,343,084.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SBA - Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Financial Services	14.1%	$3,562,735
Insurance	8.1	2,038,003
Oil & Gas	6.9	1,754,901
Health Care	6.8	1,728,790
Electronics	5.3	1,341,455
Aerospace & Defense	5.1	1,291,137
Telephone	4.8	1,214,239
Energy	4.7	1,201,850
Process Industries	4.6	1,162,020
Retailers	4.1	1,025,266
Banking	3.9	994,090
Pharmaceuticals	3.5	879,102
Beverages, Food & Tobacco	3.2	806,590
Chemicals	3.0	753,252
Commercial Services	2.7	680,151
Utilities	2.4	604,440
Automotive	1.8	464,399
Capital Goods	1.6	409,423
Consumer Services	1.5	391,380
Basic Industry	1.5	384,820
Cosmetics & Personal Care	1.3	331,669
REIT	1.1	269,976
Electric Utilities	1.1	266,476
Media - Broadcasting & Publishing	0.9	234,551
Metals	0.9	225,624
Heavy Machinery	0.8	208,385
Technology	0.7	178,365
TOTAL COMMON STOCKS	96.4%	$24,403,089
REPURCHASE AGREEMENT	4.9	1,252,502
TOTAL INVESTMENTS	101.3%	$25,655,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 99.6%
	United Kingdom - 19.6%
1,422,700	BOC Group PLC	$26,459,222
1,169,000	Boots Group PLC	13,432,433
2,469,103	BP Amoco PLC	25,161,756
4,058,100	Centrica PLC	17,260,286
4,870,000	Compass Group PLC	21,809,173
1,095,258	GlaxoSmithKline PLC	27,661,087
795,300	Johnson Matthey PLC	13,938,299
1,877,600	Lloyds TSB Group PLC	16,127,145
735,300	Man Group PLC	17,116,155
5,531,300	Misys PLC	21,496,742
904,000	Rio Tinto PLC	27,298,789
763,000	Royal Bank of Scotland Group PLC	23,032,678
2,440,900	Tesco PLC	14,410,689
9,283,100	Vodafone Group PLC	24,262,383
		289,466,837
	Japan - 18.6%
3,523,000	Bank of Fukuoka Ltd.	21,353,138
441,500	Canon, Inc.	22,963,928
658,000	FamilyMart Co., Ltd.	20,405,501
3,660	KDDI Corp.	16,863,138
2,080,000	Kuraray Co., Ltd.	19,208,052
1,510,000	Mitsubishi Electric Corp.	7,986,383
4,917,200	Nippon Express Co., Ltd.	23,816,445
632,000	Secom Co., Ltd.	25,185,294
258,000	Sega Sammy Holdings, Inc.	15,117,227
3,038,000	Sumitomo Chemical Co., Ltd.	15,495,455
2,242,000	Sumitomo Trust & Banking Co., Ltd. (The)	13,982,747
434,300	Takeda Chemical Industries, Ltd.	21,135,194
281,900	Takefuji Corp.	17,856,919
778,300	THK Co., Ltd.	14,575,458
530,300	Toyota Motor Corp.	19,242,198
		275,187,077
	Germany - 9.8%
197,300	Allianz AG	23,785,607
279,914	BASF AG	18,340,692
507,700	Bayerische Motoren Werke AG	21,479,725
268,600	Continental AG	19,800,039
304,200	E.On AG	25,783,355
269,100	Metro AG	14,201,823
290,000	Siemens AG Reg.	21,314,679
		144,705,920

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	France - 9.7%
243,900	Assurances Generales De France	$19,529,196
1,100,300	Axa	27,482,611
376,520	Compagnie de Saint-Gobain	21,278,544
859,000	France Telecom SA	25,254,446
219,155	LaFarge SA ADR	19,943,712
146,400	Societe BIC SA	7,918,324
100,976	Total SA	22,454,870
		143,861,703
	Netherlands - 8.0%
359,400	Akzo Nobel N.V.	14,736,864
878,200	ING Groep N.V.	24,198,673
1,806,600	Reed Elsevier N.V.	26,007,939
263,400	Royal Dutch Petroleum Co.	15,371,792
661,323	TNT N.V. ADR[2]	18,047,505
313,700	Unilever N.V.	20,189,932
		118,552,705
	Switzerland - 5.0%
256,200	Ciba Specialty Chemicals AG Reg.	16,052,566
52,700	Nestle SA Reg.	13,867,233
364,600	Novartis AG	17,744,661
154,800	Zurich Financial Services AG1	26,180,701
		73,845,161
	Ireland - 3.7%
1,174,800	Allied Irish Banks PLC	23,961,582
870,615	CRH PLC	21,685,188
563,600	Irish Life & Permanent PLC	9,439,274
		55,086,044
	Australia - 3.5%
553,500	Commonwealth Bank of Australia	15,743,615
6,700,000	John Fairfax Holdings Ltd.	19,918,234
6,126,000	Qantas Airways, Ltd.	15,455,494
		51,117,343
	Spain - 3.4%
959,676	ACS, Actividades Construccion y Servicios, SA	23,400,944
1,251,154	Endesa SA	27,339,087
		50,740,031

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Italy - 3.2%
720,000	ENI SPA	$18,105,435
24,700	ENI SPA Sponsored ADR[2]	3,098,862
1,941,300	Mediaset SPA	25,210,628
		46,414,925
	Denmark - 2.8%
766,000	H. Lundbeck AS2	18,025,490
2,443,440	Nordea AB	23,036,809
		41,062,299
	Taiwan - 2.0%
14,573,860	Compal Electronics, Inc.	13,495,628
1,798,004	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,480,814
		28,976,442
	Hong Kong - 1.5%
14,211,000	Hang Lung Properties Ltd.	21,848,968
	Canada - 1.5%
1,089,200	CGI Group, Inc.[1]	6,137,191
513,700	Talisman Energy, Inc.	15,501,223
		21,638,414
	Norway - 1.3%
200,800	Norsk Hydro ASA	15,987,131
200,800	Yara International ASA[1]	2,679,590
		18,666,721
	Belgium - 1.2%
626,400	Fortis - Brussels Shares	17,436,435
	Israel - 1.1%
514,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	16,057,360
	Portugal - 1.1%
1,457,000	Portugal Telecom SGPS SA1	16,041,685
	Republic of Korea - 0.9%
55,800	Samsung Electronics Co., Ltd. GDR - 144A1,3	12,647,477
	China - 0.7%
30,496,000	China Telecom Corp., Ltd. - Class H	10,380,991
	Indonesia - 0.6%
20,800,000	Telekomunikasi Indonesia Tbk PT	9,342,698
	Greece - 0.4%
381,500	Bank of Piraeus	6,469,613
	TOTAL COMMON STOCKS (Cost $1,169,823,809)	1,469,546,849

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT - 0.3%
$4,831,642	With Investors Bank & Trust Co., dated 04/29/05, 2.25%,
	principal and interest in the amount of $4,832,548,
	due 05/02/05, (collateralized by SBA #506530 with a
	par value of $4,790,357, coupon rate of 5.875%, due 06/25/16, market value of $5,073,224)	$4,831,642
	TOTAL REPURCHASE AGREEMENT (Cost $4,831,642)	4,831,642

TOTAL INVESTMENTS (Cost $1,174,655,451)[4]	99.9%	$1,474,378,491
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	2,089,980
NET ASSETS	100.0%	$1,476,468,471

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.

4  Aggregate cost for federal tax purposes was $1,176,408,823.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

SBA - Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Finance	10.1%	$149,787,006
Industrial	7.0	103,548,368
Telecommunications	6.9	102,145,341
Chemicals	6.4	93,764,389
Pharmaceuticals	5.6	82,598,302
Energy	5.6	82,074,411
Insurance	5.0	74,164,981
Media - Broadcasting & Publishing	4.8	71,136,801
Automotive	4.1	60,521,962
Banking	4.0	58,368,563
Utilities	3.6	53,122,442
Retailers	3.4	50,108,547
Financial Services	3.0	44,412,348
Electronics	2.9	42,703,749
Computers & Information	2.8	41,129,561
Oil & Gas	2.4	35,365,721
Miscellaneous	1.9	28,108,256
Mining	1.9	27,298,789
Commercial Services	1.7	25,185,294
Transportation	1.6	23,816,445
Heavy Construction	1.6	23,400,944
Real Estate	1.5	21,848,968
Consumer Services	1.5	21,809,173
Heavy Machinery	1.5	21,685,188
Textiles, Clothing & Fabrics	1.3	19,208,052
Health Care	1.2	18,025,490
Airlines	1.0	15,455,494
Entertainment & Leisure	1.0	15,117,227
Food Retailers	1.0	14,410,689
Technology	0.9	13,938,299
Beverages, Food & Tobacco	0.9	13,867,233
Medical Supplies	0.9	13,432,433
Electrical Equipment	0.5	7,986,383
TOTAL COMMON STOCKS	99.5%	$1,469,546,849
REPURCHASE AGREEMENT	0.3	4,831,642
TOTAL INVESTMENTS	99.8%	$1,474,378,491

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Institutional International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 98.5%
	United Kingdom - 19.5%
486,611	BOC Group PLC	$9,049,939
401,133	Boots Group PLC	4,609,232
821,499	BP Amoco PLC	8,371,606
1,550,078	Centrica PLC	6,592,935
1,654,000	Compass Group PLC	7,407,058
374,727	GlaxoSmithKline PLC	9,463,849
272,919	Johnson Matthey PLC	4,783,134
644,279	Lloyds TSB Group PLC	5,533,863
265,600	Man Group PLC	6,182,579
1,929,230	Misys PLC	7,497,724
326,000	Rio Tinto PLC	9,844,475
265,250	Royal Bank of Scotland Group PLC	8,007,101
965,799	Tesco PLC	5,701,925
4,088,231	Vodafone Group PLC	10,685,032
		103,730,452
	Japan - 18.0%
1,174,000	Bank of Fukuoka Ltd.	7,115,692
167,800	Canon, Inc.	8,727,853
221,000	FamilyMart Co., Ltd.	6,853,519
1,355	KDDI Corp.	6,243,047
765,000	Kuraray Co., Ltd.	7,064,500
526,000	Mitsubishi Electric Corp.	2,782,012
1,650,000	Nippon Express Co., Ltd.	7,991,771
215,000	Secom Co., Ltd.	8,567,782
90,000	Sega Sammy Holdings, Inc.	5,273,451
994,000	Sumitomo Chemical Co., Ltd.	5,069,942
776,000	Sumitomo Trust & Banking Co., Ltd. (The)	4,839,702
148,200	Takeda Chemical Industries, Ltd.	7,212,148
107,300	Takefuji Corp.	6,796,905
267,100	THK Co., Ltd.[2]	5,002,062
178,600	Toyota Motor Corp.	6,480,589
		96,020,975
	Germany - 9.6%
66,600	Allianz AG	8,028,998
95,361	BASF AG	6,248,300
170,681	Bayerische Motoren Werke AG	7,221,156
97,006	Continental AG	7,150,866
109,751	E.On AG	9,302,265
108,188	Metro AG	5,709,650
101,300	Siemens AG Reg.	7,445,438
		51,106,673

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Institutional International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	France - 9.5%
90,347	Assurances Generales De France	$7,234,130
373,700	Axa	9,334,047
137,397	Compagnie de Saint-Gobain	7,764,815
287,583	France Telecom SA	8,454,889
75,183	LaFarge SA ADR	6,841,861
45,749	Societe BIC SA	2,474,422
37,598	Total SA	8,360,979
		50,465,143
	Netherlands - 7.8%
122,094	Akzo Nobel N.V.	5,006,351
300,500	ING Groep N.V.	8,280,234
610,404	Reed Elsevier N.V.	8,787,418
88,408	Royal Dutch Petroleum Co.	5,159,413
239,922	TNT N.V.[2]	6,513,691
121,084	Unilever N.V.	7,793,043
		41,540,150
	Switzerland - 5.0%
86,315	Ciba Specialty Chemicals AG Reg.	5,408,186
20,227	Nestle SA Reg.	5,322,439
138,202	Novartis AG	6,726,132
52,723	Zurich Financial Services AG1	8,916,829
		26,373,586
	Ireland - 3.6%
394,893	Allied Irish Banks PLC	8,054,359
322,494	CRH PLC	8,032,680
189,319	Irish Life & Permanent PLC	3,170,748
		19,257,787
	Australia - 3.3%
192,888	Commonwealth Bank of Australia	5,486,458
2,318,111	John Fairfax Holdings Ltd.	6,891,444
2,086,334	Qantas Airways, Ltd.	5,263,683
		17,641,585
	Spain - 3.3%
309,087	ACS, Actividades Construccion y Servicios, SA	7,536,843
452,651	Endesa SA	9,890,921
		17,427,764

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Institutional International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Italy - 3.0%
$106,649	ENI SPA	$2,681,842
36,776	ENI SPA Sponsored ADR[2]	4,613,917
666,340	Mediaset SPA	8,653,402
		15,949,161
	Denmark - 2.7%
257,000	H. Lundbeck AS	6,047,717
909,411	Nordea AB	8,573,948
		14,621,665
	Taiwan - 2.2%
6,965,448	Compal Electronics, Inc.	6,450,117
600,805	Taiwan Semiconductor Manufacturing Co., Ltd. ADR[2]	5,172,931
		11,623,048
	Canada - 1.4%
378,000	CGI Group, Inc.[1]	2,129,874
178,331	Talisman Energy, Inc.	5,381,251
		7,511,125
	Hong Kong - 1.4%
4,765,920	Hang Lung Properties Ltd.	7,327,453
	Republic of Korea - 1.4%
32,100	Samsung Electronics Co., Ltd. GDR - 144A1,[3]	7,275,699
	Belgium - 1.3%
244,440	Fortis - Brussels Shares	6,804,218
	Portugal - 1.2%
576,000	Portugal Telecom SGPS SA1	6,341,805
	Norway - 1.2%
67,667	Norsk Hydro ASA	5,387,456
67,667	Yara International ASA[1]	902,987
		6,290,443
	Israel - 1.0%
179,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,591,960
	Indonesia - 1.0%
11,500,000	Telekomunikasi Indonesia Tbk PT	5,165,434
	China - 0.7%
10,846,000	China Telecom Corp., Ltd. - Class H	3,692,033

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Institutional International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Greece - 0.4%
132,675	Bank of Piraeus	$2,249,950
	TOTAL COMMON STOCKS (Cost $438,135,801)	524,008,109
	Face Amount
REPURCHASE AGREEMENT - 1.5%
$7,927,177	With Investors Bank & Trust Co., dated 04/29/05, 2.25%, principal and interest in the amount of $7,928,663, due 05/02/05, (collateralized by GNMA #280673 with a par value of $1,131,962, coupon rate of 4.00%, due 2/20/33, market value of $1,143,720 and SBA #506572 with a par value of $6,680,585, coupon rates of 5.995%, due 09/25/22, market value of $7,179,815)	7,927,177
	TOTAL REPURCHASE AGREEMENT (Cost $7,927,177)	7,927,177

TOTAL INVESTMENTS (Cost $446,062,978)[4]	100.0%	$531,935,286
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	231,196
NET ASSETS	100.0%	$532,166,482

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.

4  Aggregate cost for federal tax purposes was $447,594,154.

Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GNMA - Government National Mortgage Association
SBA - Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Institutional International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Finance	10.0%	$53,270,973
Telecommunications	7.6	40,582,240
Industrial	7.0	37,293,658
Energy	6.0	31,893,371
Chemicals	6.0	31,685,705
Pharmaceuticals	5.5	28,994,089
Insurance	4.7	25,226,061
Media - Broadcasting & Publishing	4.6	24,332,264
Automotive	3.9	20,852,611
Banking	3.8	19,962,495
Utilities	3.6	19,193,186
Retailers	3.4	17,944,420
Electronics	3.3	17,450,692
Financial Services	3.0	16,150,232
Computers & Information	3.0	16,077,715
Miscellaneous	1.9	10,267,465
Mining	1.9	9,844,475
Oil & Gas	1.7	9,274,777
Commercial Services	1.6	8,567,782
Heavy Machinery	1.5	8,032,680
Transportation	1.5	7,991,771
Heavy Construction	1.4	7,536,843
Consumer Services	1.4	7,407,058
Real Estate	1.4	7,327,453
Textiles, Clothing & Fabrics	1.3	7,064,500
Health Care	1.1	6,047,717
Food Retailers	1.1	5,701,925
Beverages, Food & Tobacco	1.0	5,322,439
Entertainment & Leisure	1.0	5,273,451
Airlines	1.0	5,263,683
Technology	0.9	4,783,134
Medical Supplies	0.9	4,609,232
Electrical Equipment	0.5	2,782,012
TOTAL COMMON STOCKS	98.5%	$524,008,109
REPURCHASE AGREEMENT	1.5	7,927,177
TOTAL INVESTMENTS	100.0%	$531,935,286

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 97.6%
	Aerospace & Defense - 2.4%
2,797	Engineered Support Systems, Inc.	$98,790
3,140	Teledyne Technologies, Inc.[1]	95,519
3,250	Titan Corp.[1]	58,337
		252,646
	Airlines - 1.9%
10,015	ExpressJet Holdings, Inc.[1]	88,933
10,830	Pinnacle Airlines Corp.[1],[2]	111,982
		200,915
	Apparel Retailers - 3.0%
3,695	Aeropostale, Inc.[1]	103,201
4,885	Finish Line, Inc. - Class A	88,028
4,027	Jos. A. Bank Clothiers, Inc.[1],[2]	132,086
		323,315
	Automotive - 0.7%
3,070	Wabash National Corp.	78,285
	Banking - 3.0%
5,975	Center Financial Corp.	119,141
3,695	Glacier Bancorp, Inc.	98,915
3,555	Old Second Bancorp, Inc.	105,264
		323,320
	Biotechnology - 0.9%
4,330	Serologicals[1],[2]	93,225
	Business Services - 1.2%
6,180	Ventiv Health, Inc.[1]	128,853
	Chemicals - 1.9%
2,650	Georgia Gulf Corp.	97,811
3,825	Westlake Chemical Corp.	100,406
		198,217
	Commercial Services - 4.2%
5,315	Healthcare Services Group, Inc.	134,204
6,230	Labor Ready, Inc.[1],[2]	103,979
5,670	PDI, Inc.[1]	104,271
10,535	TeleTech Holdings, Inc.[1]	110,617
		453,071

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Computer Software & Processing - 4.3%
2,175	F5 Networks, Inc.[1]	$93,112
2,765	InfoSpace, Inc.[1]	85,687
2,250	MicroStrategy, Inc. - Class A1	97,942
7,905	Quest Software, Inc.[1]	93,753
10,305	United Online, Inc.[1]	90,581
		461,075
	Computers & Information - 3.4%
3,890	Intergraph Corp.[1],[2]	115,027
10,850	InterVoice, Inc.[1]	116,366
7,975	NETGEAR, Inc.[1],[2]	128,637
		360,030
	Electronics - 4.8%
5,440	Molecular Devices Corp.[1]	102,816
6,315	Multi-Fineline Electronix, Inc.[1]	123,142
5,900	Omnivision Technologies, Inc.[1],[2]	82,600
5,125	Synaptics, Inc.[1]	92,916
2,860	Varian Semiconductor Equipment Associates, Inc.[1]	106,649
		508,123
	Energy - 0.9%
2,500	Helmerich & Payne, Inc.	96,100
	Entertainment & Leisure - 2.1%
2,365	Argosy Gaming Co.[1]	108,648
3,590	Penn National Gaming, Inc.[1]	113,085
		221,733
	Financial Services - 3.8%
4,895	Asta Funding, Inc.	102,305
5,690	Encore Capital Group, Inc.[1]	89,048
3,410	Nelnet, Inc., - Class A1	108,609
3,985	World Acceptance Corp.[1]	101,418
		401,380
	Health Care - 4.0%
2,865	Haemonetics Corp.[1]	122,536
1,920	Kensey Nash Corp.[1],[2]	52,762
4,635	Kyphon, Inc.[1],[2]	121,205
9,660	Thoratec Corp.[1]	125,097
		421,600

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Health Care Providers - 2.3%
2,840	LifePoint Hospital, Inc.[1]	$126,238
6,390	VistaCare, Inc. - Class A1	114,381
		240,619
	Health Care Services - 3.5%
3,555	Amedisys, Inc.[1]	106,686
6,820	Gentiva Health Services, Inc.[1]	133,536
2,100	Sierra Health Services[1],[2]	135,849
		376,071
	Home Construction, Furnishings & Appliances - 1.9%
3,810	Comstock Homebuilding Cos., Inc. - Class A1	90,259
1,790	Meritage Homes Corp.[1]	113,289
		203,548
	Household Products - 2.1%
3,185	John H. Harland Co.	114,660
2,710	Toro Co.	111,977
		226,637
	Industrial - 3.0%
8,485	Administaff, Inc.	115,990
6,905	Diamondcluster International, Inc. - Class A1	85,967
7,050	Myriad Genetics, Inc.[1],[2]	113,928
		315,885
	Insurance - 1.1%
4,345	State Auto Financial Corp.	118,358
	Internet - 2.7%
13,090	Earthlink, Inc.[1]	120,166
3,085	ProQuest Co.[1]	100,077
4,095	Provide Commerce, Inc.[1],[2]	72,277
		292,520
	Media - 1.2%
5,225	Thomas Nelson, Inc.	125,296
	Metals - 2.5%
1,660	Cleveland-Cliffs, Inc.	96,297
2,610	Reliance Steel & Aluminum Co.	98,475
2,630	Steel Dynamics, Inc.	71,483
		266,255

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Oil & Gas - 5.5%
1,835	Frontier Oil Corp.	$77,217
5,090	Gulf Island Fabrication, Inc.	107,094
6,735	KCS Energy, Inc.[1]	94,559
2,690	Lone Star Technologies[1]	104,749
3,305	Maverick Tube Corp.[1]	96,142
5,335	Oil States International, Inc.[1]	108,354
		588,115
	Pharmaceuticals - 4.8%
3,965	Bone Care International, Inc.[1]	102,337
6,600	First Horizon Pharmaceutical Corp.[1]	119,526
3,530	KOS Pharmaceuticals, Inc.[1]	170,040
2,515	United Therapeutics Corp.[1],[2]	120,695
		512,598
	Real Estate - 0.6%
1,840	CB Richard Ellis Group, Inc. - Class A1	63,940
	REIT - 1.0%
3,410	American Home Mortgage Investment Corp.	111,507
	Restaurants - 0.9%
2,685	Papa John's International, Inc.[1]	92,042
	Retail - 1.9%
1,950	Guitar Center, Inc.[1]	96,233
3,315	Pantry (The), Inc.[1]	106,146
		202,379
	Retailers - 1.0%
2,965	Childrens Place[1]	110,328
	Software - 4.0%
2,230	Cerner Corp.[1],[2]	129,474
2,285	Hyperion Solutions Corp.[1]	92,931
5,070	Inter-Tel, Inc.	96,533
4,185	THQ, Inc.[1]	105,546
		424,484
	Technology - 3.8%
3,420	Digital River, Inc.[1],[2]	90,972
5,580	Internet Security Systems, Inc.[1]	108,531
5,000	Webex Communications, Inc.[1],[2]	109,100
1,925	Websense, Inc.[1]	102,121
		410,724

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Technology Systems/Semi Conductors - 1.3%
2,190	Diodes, Inc.[1]	$64,145
4,845	Photronics, Inc.[1]	77,036
		141,181
	Telecommunications - 4.8%
4,325	Alamosa Holdings, Inc.[1]	56,182
8,525	Aspect Communications Corp.[1]	72,548
7,840	Commscope, Inc.[1],[2]	110,701
4,845	Comtech Telecommunications Corp.[1]	170,108
2,975	J2 Global Communications, Inc.[1],[2]	106,267
		515,806
	Textiles, Clothing & Fabrics - 2.0%
2,900	Deckers Outdoor Corp.[1],[2]	61,103
6,190	DHB Industries, Inc.[1]	41,102
2,920	Oxford Industries, Inc.	106,930
		209,135
	Transportation - 3.2%
2,790	Arkansas Best Corp.	87,969
1,095	HUB Group, Inc. - Class A1	60,225
3,595	Old Dominion Freight Line, Inc.[1]	101,020
4,555	Pacer International, Inc.[1]	94,425
		343,639
	TOTAL COMMON STOCKS (Cost $10,713,365)	10,412,955
Face Amount
REPURCHASE AGREEMENT - 1.4%
$152,147	With Investors Bank & Trust Co., dated 04/29/05, 2.25%, principal and interest in the amount of $152,175, due 05/02/05, (collateralized by SBA #506608 with a par value of $149,815, coupon rate of 5.375%, due 01/25/2029, market value of $159,754)	152,147
	TOTAL REPURCHASE AGREEMENT (Cost $152,147)	152,147

TOTAL INVESTMENTS (Cost $10,865,512)[3]	99.0%	$10,565,102
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	102,373
NET ASSETS	100.0%	$10,667,475

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $10,878,197.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Oil & Gas	5.5%	$588,115
Telecommunications	4.8	515,806
Pharmaceuticals	4.8	512,598
Electronics	4.8	508,123
Computer Software & Processing	4.3	461,075
Commercial Services	4.2	453,071
Software	4.0	424,484
Health Care	4.0	421,600
Technology	3.8	410,724
Financial Services	3.8	401,380
Health Care Services	3.5	376,071
Computers & Information	3.4	360,030
Transportation	3.2	343,639
Banking	3.0	323,320
Apparel Retailers	3.0	323,315
Industrial	3.0	315,885
Internet	2.7	292,520
Metals	2.5	266,255
Aerospace & Defense	2.4	252,646
Health Care Providers	2.3	240,619
Household Products	2.1	226,637
Entertainment & Leisure	2.1	221,733
Textiles, Clothing & Fabrics	2.0	209,135
Home Construction, Furnishings & Appliances	1.9	203,548
Retail	1.9	202,379
Airlines	1.9	200,915
Chemicals	1.9	198,217
Technology Systems/Semi Conductors	1.3	141,181
Business Services	1.2	128,853
Media	1.2	125,296
Insurance	1.1	118,358
REIT	1.0	111,507
Retailers	1.0	110,328
Energy	0.9	96,100
Biotechnology	0.9	93,225
Restaurants	0.9	92,042
Automotive	0.7	78,285
Real Estate	0.6	63,940
TOTAL COMMON STOCKS	97.6%	$10,412,955
REPURCHASE AGREEMENT	1.4	152,147
TOTAL INVESTMENTS	99.0%	$10,565,102

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 98.4%
	Aerospace & Defense - 2.6%
5,425	Boeing Co.	$322,896
3,290	General Dynamics Corp.	345,614
2,715	L-3 Communications Holdings, Inc.[1]	192,684
		861,194
	Apparel Retailers - 1.8%
15,285	Gap, Inc. (The)	326,335
5,333	Nordstrom, Inc.	271,076
		597,411
	Automotive - 1.9%
7,515	Autoliv, Inc.	332,539
4,615	Paccar, Inc.	313,358
		645,897
	Banking - 6.1%
7,900	Barclays PLC	327,850
6,380	Comerica, Inc.	365,319
9,725	Countrywide Financial Corp.	351,948
11,350	KeyCorp	376,366
10,320	North Fork Bancorporation, Inc.	290,508
6,330	Wachovia Corp.	323,969
		2,035,960
	Beverages, Food & Tobacco - 5.7%
8,285	Albertson's Inc.	163,960
6,590	Brown-Forman Corp. - Class B	365,745
6,840	General Mills, Inc.	337,896
6,210	Hershey Foods Corp.	396,819
4,170	Reynolds American, Inc.[1]	325,135
9,635	Supervalu, Inc.[1]	304,081
		1,893,636
	Chemicals - 0.7%
3,435	BASF AG	222,931
	Commercial Services - 1.7%
12,635	Accenture, Ltd. - Class A2	274,179
6,095	H&R Block, Inc.	303,592
		577,771
	Communications - 1.1%
11,610	Scientific-Atlanta, Inc.	355,034

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Computer Software & Processing - 4.0%
6,265	Adobe Systems, Inc.	$372,580
9,425	Autodesk, Inc.	299,998
14,360	Check Point Software Technologies, Ltd.[2]	300,842
30,555	Oracle Corp.[1,2]	353,216
		1,326,636
	Computers & Information - 0.9%
8,715	Dell, Inc.[2]	303,543
	Consumer Durables - 0.6%
2,320	Black & Decker Corp. (The)	194,022
	Consumer Non-Durables - 2.1%
6,806	Colgate-Palmolive Co.	338,871
12,775	Pepsi Bottling Group, Inc.	366,259
		705,130
	Consumer Products - 2.6%
5,520	Clorox Co.[1]	349,416
4,250	Lexmark International, Inc.[2]	295,162
3,425	Whirlpool Corp.[1]	212,555
		857,133
	Cosmetics & Personal Care - 1.4%
6,275	Gillette Co.	324,041
3,000	Procter & Gamble Co. (The)[1]	162,450
		486,491
	Electric Utilities - 1.0%
8,650	Sempra Energy[1]	349,287
	Electronics - 1.6%
17,110	Applera Corp. - Applied Biosystems Group	362,732
19,165	Taiwan Semiconductor Manufacturing Co., Ltd. ADR[1]	165,011
		527,743
	Financial Services - 7.6%
8,065	Bank of America Corp.	363,248
3,895	Capital One Financial Corp.	276,117
9,425	CIT Group, Inc.	379,639
6,765	Citigroup, Inc.	317,684
3,605	Fannie Mae	194,490
4,875	Federal Home Loan Mortgage Corp.	299,910
3,800	Lehman Brothers Holdings, Inc.	348,536
9,650	Metlife, Inc.	375,385
		2,555,009

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Health Care - 2.1%
3,720	Alcon, Inc.[2]	$360,840
5,040	Johnson & Johnson	345,895
		706,735
	Health Care Providers - 1.0%
5,970	HCA, Inc.	333,365
	Heavy Machinery - 3.7%
4,225	Caterpillar, Inc.	372,011
2,985	Deere & Co.	186,682
5,655	Eaton Corp.	331,948
7,860	Stanley Works (The)	338,216
		1,228,857
	Home Construction, Furnishings & Appliances - 3.1%
3,130	Centex Corp.	180,664
5,180	KB Home	295,260
335	NVR, Inc.[1,2]	240,647
4,485	Pulte Homes, Inc.[1]	320,453
		1,037,024
	Industrial - 2.5%
3,850	3M Co.	294,409
5,255	Ball Corp.	207,573
6,695	Danaher Corp.	338,968
		840,950
	Insurance - 9.6%
4,600	Aetna, Inc.	337,502
6,535	Allstate Corp.[1]	367,006
9,365	Assurant, Inc.	309,888
3,645	Chubb Corp.	298,088
3,530	CIGNA Corp.	324,689
5,230	Hartford Financial Services Group, Inc.	378,495
7,395	Lincoln National Corp.	332,553
4,985	Mercury General Corp.	263,507
7,590	Nationwide Financial Services, Inc. - Class A	268,914
3,690	UnitedHealth Group, Inc.	348,742
		3,229,384
	Medical Supplies - 2.1%
5,875	Becton Dickinson & Co.[1]	343,805
9,265	Biomet, Inc.	358,463
		702,268

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Metals - 2.6%
10,365	Masco Corp.[1]	$326,394
5,280	Nucor Corp.[1]	269,808
2,280	Rio Tinto PLC, Sponsored ADR	274,968
		871,170
	Oil & Gas - 7.6%
3,645	Amerada Hess Corp.	341,354
4,555	Anadarko Petroleum Corp.	332,697
4,220	Burlington Resources, Inc.	205,134
3,300	ConocoPhillips	346,005
5,920	Devon Energy Corp.	267,406
6,365	Exxon Mobil Corp.	362,996
5,645	Royal Dutch Petroleum Co.	328,821
6,525	Unocal Corp.	355,939
		2,540,352
	Pharmaceuticals - 5.2%
11,930	Bristol-Myers Squibb Co.	310,180
7,760	GlaxoSmithKline PLC ADR	392,268
9,495	Merck & Co., Inc.	321,881
7,590	Novartis AG ADR	369,861
13,160	Pfizer, Inc.	357,557
		1,751,747
	Process Industries - 1.1%
10,115	General Electric Co.[1]	366,163
	Retailers - 2.5%
5,300	Abercrombie & Fitch Co. - Class A	285,935
3,340	Autozone, Inc.[2]	277,220
2,130	Sears Holdings Corp.[1,2]	288,061
		851,216
	Technology - 6.9%
17,790	Cisco Systems, Inc.[2]	307,411
26,000	EMC Corp.[2]	341,120
16,165	Intel Corp.	380,201
3,525	International Business Machines Corp.	269,240
7,790	Kla-Tencor Corp.	303,966
10,480	QLogic Corp.[2]	348,355
19,750	Symantec Corp.[2]	370,905
		2,321,198

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Telecommunications - 2.0%
5,725	ALLTEL Corp.	$326,096
11,425	CenturyTel, Inc.	350,633
		676,729
	Telephone - 1.0%
13,620	SBC Communications, Inc.[1]	324,156
	Textiles, Clothing & Fabrics - 0.9%
3,900	Nike, Inc. - Class B	299,559
	Utilities - 1.1%
6,800	Constellation Energy Group, Inc.	357,408
	TOTAL COMMON STOCKS (Cost $31,624,506)	32,933,109
Face Amount
REPURCHASE AGREEMENT - 2.5%
$846,543	With Investors Bank & Trust, dated 04/29/05, 2.25%, principal and interest in the amount of $846,701 due 05/02/05, (collateralized by G2 ARM 80871 with a par value of $874,498, coupon rate of 4.00%, due 04/20/34, market value of $888,870)	846,543
	TOTAL REPURCHASE AGREEMENT (Cost $846,543)	846,543

TOTAL INVESTMENTS (Cost $32,471,049)[3]	100.9%	$33,779,652
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(315,239)
NET ASSETS	100.0%	$33,464,413

F  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non-income producing security.

3  Aggregate cost for federal tax purposes was $32,479,270.

Abbreviations:

ADR - American Depositary Receipt

ARM - Adjustable Rate Mortgage

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2005, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Insurance	9.6%	$3,229,384
Financial Services	7.6	2,555,009
Oil & Gas	7.6	2,540,352
Technology	6.9	2,321,198
Banking	6.1	2,035,960
Beverages, Food & Tobacco	5.7	1,893,636
Pharmaceuticals	5.2	1,751,747
Computer Software & Processing	4.0	1,326,636
Heavy Machinery	3.7	1,228,857
Home Construction, Furnishings & Appliances	3.1	1,037,024
Metals	2.6	871,170
Aerospace & Defense	2.6	861,194
Consumer Products	2.6	857,133
Retailers	2.5	851,216
Industrial	2.5	840,950
Health Care	2.1	706,735
Consumer Non-Durables	2.1	705,130
Medical Supplies	2.1	702,268
Telecommunications	2.0	676,729
Automotive	1.9	645,897
Apparel Retailers	1.8	597,411
Commercial Services	1.7	577,771
Electronics	1.6	527,743
Cosmetics & Personal Care	1.4	486,491
Process Industries	1.1	366,163
Utilities	1.1	357,408
Communications	1.1	355,034
Electric Utilities	1.0	349,287
Health Care Providers	1.0	333,365
Telephone	1.0	324,156
Computers & Information	0.9	303,543
Textiles, Clothing & Fabrics	0.9	299,559
Chemicals	0.7	222,931
Consumer Durables	0.6	194,022
TOTAL COMMON STOCKS	98.4%	$32,933,109
REPURCHASE AGREEMENT	2.5	846,543
TOTAL INVESTMENTS	100.9%	$33,779,652

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - 98.6%
	Aerospace & Defense - 2.5%
3,315	Boeing Co.	$197,309
1,480	L-3 Communications Holdings, Inc.	105,036
		302,345
	Apparel Retailers - 2.7%
5,570	Gap, Inc. (The)	118,919
4,000	Nordstrom, Inc.	203,320
		322,239
	Beverages, Food & Tobacco - 2.6%
1,480	Brown-Forman Corp. - Class B	82,140
10,700	Sara Lee Corp.	228,873
		311,013
	Chemicals - 1.6%
5,377	Church & Dwight, Inc.	193,680
	Commercial Services - 1.2%
2,935	H&R Block, Inc.	146,192
	Computer Software & Processing - 8.4%
3,440	Adobe Systems, Inc.	204,577
4,120	Autodesk, Inc.	131,140
9,400	IMS Health, Inc.	225,412
17,975	Oracle Corp.[1]	207,791
5,475	Verisign, Inc.[1]	144,868
4,765	VERITAS Software Corp.[1]	98,111
		1,011,899
	Computers & Information - 3.4%
6,130	Apple Computer, Inc.[1]	221,048
5,435	Dell, Inc.[1]	189,301
		410,349
	Consumer Durables - 0.9%
1,335	Black & Decker Corp. (The)	111,646
	Consumer Non-Durables - 4.0%
4,480	Colgate-Palmolive Co.	223,059
8,740	Pepsi Bottling Group, Inc.	250,576
		473,635

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Consumer Products - 5.7%
3,880	Clorox Co.	$245,604
5,150	Kellogg Co.	231,492
3,040	Lexmark International, Inc.[1]	211,128
		688,224
	Electronics - 3.5%
8,400	Altera Corp.[1]	174,132
12,725	National Semiconductor Corp.	242,793
		416,925
	Financial Services - 5.7%
4,500	American Express Co.	237,150
2,015	Capital One Financial Corp.	142,843
4,385	Fannie Mae	236,571
2,075	Nuveen Investments, Inc. - Class A	70,529
		687,093
	Forest Products & Paper - 0.6%
1,070	Kimberly-Clark Corp.	66,821
	Health Care - 4.0%
3,375	Johnson & Johnson	231,626
2,360	Quest Diagnostics, Inc	249,688
		481,314
	Health Care Providers - 2.2%
4,655	HCA, Inc.	259,935
	Heavy Machinery - 2.4%
5,175	American Standard Cos., Inc.	231,374
955	Deere & Co.	59,726
		291,100
	Home Construction, Furnishings & Appliances - 3.3%
4,506	D.R. Horton, Inc.	137,433
1,200	MDC Holdings, Inc.	78,456
185	NVR, Inc.[1]	132,895
665	Toll Brothers, Inc.[1]	50,407
		399,191
	Insurance - 4.9%
3,280	Aetna, Inc.	240,654
4,630	American International Group, Inc.	235,435
1,150	UnitedHealth Group, Inc.	108,687
		584,776

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Medical Supplies - 3.2%
4,075	Becton Dickinson & Co.	$238,469
3,790	Biomet, Inc.	146,635
		385,104
	Metals - 1.6%
3,625	Nucor Corp.	185,238
	Oil & Gas - 2.0%
3,295	Newfield Exploration Co.[1]	234,044
	Pharmaceuticals - 11.2%
5,150	Abbott Laboratories	253,174
2,490	Bausch & Lomb, Inc.	186,750
9,685	Bristol-Myers Squibb Co.	251,810
7,191	Merck & Co., Inc.	243,775
5,825	Pfizer, Inc.	158,265
11,700	Schering-Plough Corp.	244,179
		1,337,953
	Restaurants - 2.0%
7,985	Darden Restaurants, Inc.	239,550
	Retailers - 4.9%
3,550	Abercrombie & Fitch Co. - Class A	191,523
4,880	American Eagle Outfitters, Inc.	127,954
2,210	Autozone, Inc.[1]	183,430
4,702	Staples, Inc.	89,667
		592,574
	Technology - 10.0%
16,200	Applied Materials, Inc.[1]	240,894
12,010	Cisco Systems, Inc.[1]	207,533
9,990	Intel Corp.	234,965
4,970	Kla-Tencor Corp.	193,929
2,300	Maxim Intergrated Products, Inc.	86,020
6,900	QLogic Corp.[1]	229,356
		1,192,697
	Telecommunications - 1.3%
5,755	Nextel Communications, Inc. - Class A1	161,082
	Transportation - 1.9%
2,620	FedEx Corp.	222,569

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Shares		Value
COMMON STOCKSF - (Continued)
	Transportation - Shipping - 0.9%
2,895	JB Hunt Transport Services, Inc.	$113,166
	TOTAL COMMON STOCKS (Cost $11,425,622)	11,822,354
Face Amount
REPURCHASE AGREEMENT - 2.7%
$324,951	With Investors Bank & Trust, dated 04/29/05, 2.25%, principal and interest in the amount of $325,012 due 05/02/05, (collateralized by SBA 506098 with a par value of $320,519, coupon rate of 6.375%, due 07/25/14, market value of $341,198)	324,951
	TOTAL REPURCHASE AGREEMENT (Cost $324,951)	324,951

TOTAL INVESTMENTS (Cost $11,750,573)[2]	101.3%	$12,147,305
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(156,434)
NET ASSETS	100.0%	$11,990,871

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Aggregate cost for federal tax purposes was $11,759,887.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SECTOR DIVERSIFICATION

On April 30, 2005, sector diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	11.2%	$1,337,953
Technology	10.0	1,192,697
Computer Software & Processing	8.4	1,011,899
Consumer Products	5.7	688,224
Financial Services	5.7	687,093
Retailers	4.9	592,574
Insurance	4.9	584,776
Health Care	4.0	481,314
Consumer Non-Durables	4.0	473,635
Electronics	3.5	416,925
Computers & Information	3.4	410,349
Home Construction, Furnishings & Appliances	3.3	399,191
Medical Supplies	3.2	385,104
Apparel Retailers	2.7	322,239
Beverages, Food & Tobacco	2.6	311,013
Aerospace & Defense	2.5	302,345
Heavy Machinery	2.4	291,100
Health Care Providers	2.2	259,935
Restaurants	2.0	239,550
Oil & Gas	2.0	234,044
Transportation	1.9	222,569
Chemicals	1.6	193,680
Metals	1.6	185,238
Telecommunications	1.3	161,082
Commercial Services	1.2	146,192
Transportation - Shipping	0.9	113,166
Consumer Durables	0.9	111,646
Forest Products & Paper	0.6	66,821
TOTAL COMMON STOCKS	98.6%	$11,822,354
REPURCHASE AGREEMENT	2.7	324,951
TOTAL INVESTMENTS	101.3%	$12,147,305

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the "Fund") consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the U.S. Emerging Growth Portfolio (formerly Small Capitalization Growth Portfolio), the Large Cap 100 Portfolio and the Large Cap Growth Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares. The Large Cap 100 and Large Cap Growth Portfolios commenced operations on February 27, 2004.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect that reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at April 30, 2005.

Foreign Currency Translation: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

The Strategic Equity, Small Cap Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements at April 30, 2005.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the interest portions of "stripped" securities.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

Options Transactions: The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Institutional International,

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Expenses: Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, foreign currency transactions, market discounts, net operating losses and nontaxable dividends. Net investment income/(loss), net realized capital gains/losses and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

On October 31, 2004, the tax year end of the Fund, the following portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

Portfolio	Expiring in 2005	Expiring in 2006
Tax-Exempt Cash Portfolio	$13	$-

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

Portfolio	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012
Government Cash Portfolio	$-	$-	$-	$4,173	$-	$-
Tax-Exempt Cash Portfolio	7,168	-	128,382	-	-	-
Core Fixed Income Portfolio	-	2,757,279	-	-	-	-
Strategic Equity Portfolio	-	-	-	-	157,136	-
International Portfolio	-	-	-	15,034,974	108,546,522	-
Institutional International Portfolio	-	-	-	11,083,575	21,668,302	-
U.S. Emerging Growth Portfolio	740,255	3,250,830	44,694,610	30,466,316	12,409,980	-
Large Cap 100 Portfolio	-	-	-	-	-	376,191
Large Cap Growth Portfolio	-	-	-	-	-	154,862

At October 31, 2004, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
Strategic Equity Portfolio	$75,476	$-	$6,481,345
Small Cap Equity Portfolio	-	-	63,301,432
Large Cap Value Portfolio	20,955	3,763	2,897,442
International Portfolio	10,600,102	-	167,956,027
Institutional International Portfolio	4,796,057	-	46,810,354
U.S. Emerging Growth Portfolio	-	-	(74,359,263)
Large Cap 100 Portfolio	15,235	-	307,434
Large Cap Growth Portfolio	-	-	170,829

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2004, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A., ("Glenmede Trust") serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board of Directors. The Advisor became the investment advisor to such Portfolios, with the exception of the Large Cap Growth and

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

Large Cap 100 Portfolios, on September 1, 2000. Prior thereto, investment advisory services, to such Portfolios were provided by Glenmede Trust. The Advisor has served as the investment advisor to the Large Cap 100 and Large Cap Growth Portfolios since these Portfolios commenced operations on February 27, 2004.

The Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International, Large Cap Value, Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1% or less of the clients' assets under management. The Small Cap Equity, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios pay the Advisor management fees at the annual rate of 0.55%, 0.25%, 0.55% and 0.55%, respectively, of such Portfolio's average daily net assets.

Prior to February 27, 2005, Winslow Capital Management, Inc. ("Winslow Capital") and Sterling Johnston Capital Management, L.P. ("Sterling Johnston") served as investment sub-advisors to the U.S. Emerging Growth Portfolio. The U.S. Emerging Growth Portfolio paid a management fee to each sub-advisor at the annual rate of 0.60% of the portion of the Portfolio's average daily net assets that the sub-advisor manages. The Board approved the termination of the sub-investment advisory agreements with Sterling Johnson and Winslow Capital at its December 8, 2004 Board meeting. The Advisor assumed direct management of the U.S. Emerging Growth Portfolio effective February 27, 2005.

Philadelphia International Advisors, LP ("PIA") serves as investment advisor to the Institutional International Portfolio. PIA became the investment advisor to the Institutional International Portfolio effective January 1, 2002. From September 1, 2000 through December 31, 2001, investment advisory services were provided by the Advisor. Prior thereto, investment advisory services were provided by Glenmede Trust. The Institutional International Portfolio pays a management fee to PIA at the annual rate of 0.75% of the portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the period ended April 30, 2005.

Effective January 1, 2002, PIA also serves as investment sub-advisor to the International Portfolio. PIA is not entitled to a management fee for services provided to the International Portfolio.

The International Portfolio and the Institutional Shares of Small Cap Equity Portfolio each pay Glenmede Trust, a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. On or about August 1, 2005, the shareholder servicing fee payable by the International Portfolio to Glenmede Trust is expected to increase from 0.05% to 0.25% of the Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust, a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100 and Large Cap Growth Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The U.S. Emerging Growth Portfolio and the Advisor Shares of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Institutional International Portfolio is not subject to the shareholder servicing plan and, accordingly, pays no shareholder fee.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $24,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the period ended April 30, 2005 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2005, cost of purchases and proceeds from sales of long-term US Government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$205,576,760	$201,135,201

For the period ended April 30, 2005, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$16,000,360	$17,034,808
Strategic Equity Portfolio	27,321,978	24,863,021
Small Cap Equity Portfolio	62,010,106	81,068,175
Large Cap Value Portfolio	9,870,873	8,429,623
International Portfolio	377,340,562	286,823,558
Institutional International Portfolio	161,315,287	93,898,640
U.S. Emerging Growth Portfolio	34,500,414	103,936,069
Large Cap 100 Portfolio	25,755,412	11,516,875
Large Cap Growth Portfolio	9,996,191	3,913,037

On April 30, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$5,174,483	$1,242,256	$3,932,227
Strategic Equity Portfolio	9,301,647	313,865	8,987,782
Small Cap Equity Portfolio	55,534,005	5,304,102	50,229,903
Large Cap Value Portfolio	3,635,204	322,697	3,312,507
International Portfolio	321,745,248	23,775,580	297,969,668
Institutional International Portfolio	94,243,165	9,902,033	84,341,132
U.S. Emerging Growth Portfolio	588,054	901,149	(313,095)
Large Cap 100 Portfolio	2,262,349	961,967	1,300,382
Large Cap Growth Portfolio	819,679	432,261	387,418

4. Common Stock

The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. At April 30, 2005, authorized shares were allocated to each Portfolio as follows:

Portfolio	Authorized Shares
Government Cash Portfolio	700,000,000
Tax-Exempt Cash Portfolio	740,000,000
Core Fixed Income Portfolio	135,000,000
Strategic Equity Portfolio	125,000,000
Small Cap Equity Portfolio	250,000,000
Large Cap Value Portfolio	75,000,000
International Portfolio	225,000,000
Institutional International Portfolio	120,000,000
U.S. Emerging Growth Portfolio	75,000,000
Large Cap 100 Portfolio	20,000,000
Large Cap Growth Portfolio	20,000,000

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended 04/30/05	Year Ended 10/31/04
Government Cash Portfolio:
Sold	$2,067,047,797	$2,938,908,916
Issued as reinvestment of dividends	19,486	25,036
Redeemed	(1,920,506,688)	(2,902,231,795)
Net increase	$146,560,595	$36,702,157
Tax-Exempt Cash Portfolio:
Sold	$1,082,170,503	$1,875,580,215
Issued as reinvestment of dividends
Redeemed	(1,097,245,489)	(1,941,988,790)
Net decrease	$(15,074,986)	$(66,408,575)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

	Period Ended 04/30/05		Year Ended 10/31/04
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	746,466	$8,067,834	1,853,380	$20,081,815
Issued as reinvestment of dividends	31,807	343,711	60,427	651,925
Redeemed	(471,860)	(5,115,604)	(1,903,807)	(20,618,323)
Net increase	306,413	$3,295,941	10,000	$115,417
Strategic Equity Portfolio:
Sold	571,040	$9,681,821	544,476	$8,437,215
Issued as reinvestment of dividends	2,083	35,429	3,975	62,139
Redeemed	(332,556)	(5,617,657)	(2,341,891)	(36,687,379)
Net increase (decrease)	240,567	$4,099,593	(1,793,440)	$(28,188,025)
Small Cap Equity Portfolio (Advisor Class):
Sold	523,971	$9,892,777	1,988,606	$38,011,399
Issued as reinvestment of dividends	-	-	2,323,982	40,762,644
Redeemed	(1,677,451)	(31,526,593)	(4,321,332)	(83,276,225)
Net decrease	(1,153,480)	$(21,633,816)	(8,744)	$(4,502,182)
Small Cap Equity Portfolio (Institutional Class):
Sold	-	$-	119,080	$2,291,717
Issued as reinvestment of dividends	-	-	9	153
Redeemed	-	-	(2,333,055)	(47,466,157)
Net decrease	-	$-	(2,213,966)	$(45,174,287)
Large Cap Value Portfolio:
Sold	423,886	$4,333,558	352,975	$3,491,984
Issued as reinvestment of dividends	13,063	14,172	90,431	904,979
Redeemed	(356,694)	(3,537,637)	(542,015)	(5,403,650)
Net increase (decrease)	80,255	$937,093	(98,609)	$(1,006,687)
International Portfolio:
Sold	9,260,569	$169,459,330	12,158,317	$190,679,250
Issued as reinvestment of dividends	341,320	6,235,499	484,183	7,761,539
Redeemed	(5,628,136)	(103,680,454)	(9,062,226)	(139,752,233)
Net increase	3,973,753	$72,014,375	3,580,274	$58,688,554
Institutional International Portfolio:
Sold	6,300,585	$105,388,442	12,812,319	$187,653,924
Issued as reinvestment of dividends	271,231	4,577,802	215,739	3,274,614
Redeemed	(3,005,762)	(48,712,008)	(11,145,596)	(160,629,127)
Redemptions in kind	-	-	(9,929,603)	(148,248,966)
Net increase (decrease)	3,566,054	$61,254,236	(8,047,141)	$(117,949,555)
U.S. Emerging Growth Portfolio:
Sold	501,714	$2,868,973	1,154,042	$6,477,252
Redeemed	(12,789,547)	(73,347,815)	(5,159,474)	(28,013,053)
Net decrease	(12,287,833)	$(70,478,842)	(4,005,432)	$(21,535,801)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

	Period Ended 04/30/05		Year Ended 10/31/04
	Shares	Amount	Shares	Amount
Large Cap 100 Portfolio:
Sold	1,442,127	$15,559,215	1,814,826	$17,996,781
Issued as reinvestment of dividends	110	1,192	15	145
Redeemed	(95,965)	(1,032,384)	(11,348)	(110,293)
Net increase	1,346,272	$14,528,023	1,803,493	$17,886,633
Large Cap Growth Portfolio:
Sold	587,467	$6,300,257	593,345	$5,791,191
Redeemed	(13,953)	(149,349)	(1,053)	(9,926)
Net increase	573,514	$6,150,908	592,292	$5,781,265

The following Portfolios have shareholders, which own beneficially or of record 10% or more of the shares outstanding of a Portfolio as of April 30, 2005. The total percentage of the shares of a Portfolio held by such shareholders are as follows:

	10% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Government Cash Portfolio	1	27%
Core Fixed Income Portfolio	1	27%
Small Cap Equity Portfolio (Advisor Class)	2	39%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Large Cap Value Portfolio	2	29%
International Portfolio	1	23%
Institutional International Portfolio	2	50%
Large Cap Growth Portfolio	1	20%

5. Lending of Portfolio Securities

Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. The Portfolios invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements, other highly-rated, liquid investments, and corporate bonds composed of investments with Canadian Imperial Bank of Commerce, Goldman Sachs Group Inc., Bank of America, Societe Generale, Royal Bank of Canada, Barclays PLC Branch Banker & Trust, Jupiter Securitization Corp., Citigroup, Nordea Bank Finland PLC, Royal Bank of Scotland, Fairway Finance, UBS AG, Wells Fargo, Svenska Handlesbanken, Merrill Lynch Premier Institutional Fund, Toronto Dominion Bank, Goldman Sachs Financial Square Prime Obligations Fund, Paradigm Funding LLC, Calyon, Merrimac Cash Fund - Premier Class, BNP Paribas, Bank of Montreal and The Bank of the West. Interest rates for these investments range from 2.6524% to 3.0300%, and maturity dates range from 5/2/05 to 11/4/05. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2005, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$8,198,496	$8,348,750	3.50
Strategic Equity Portfolio	4,936,914	5,087,425	6.27
Small Cap Equity Portfolio	59,729,193	62,311,694	24.91
Large Cap Value Portfolio	1,937,681	2,001,605	7.66
International Portfolio	5,323,550	5,579,023	0.36
Institutional International Portfolio	11,916,236	12,428,252	2.24
U.S. Emerging Growth Portfolio	1,956,519	2,056,362	18.34
Large Cap 100 Portfolio	4,727,988	4,878,300	12.13

6. Net Assets

On April 30, 2005, net assets consisted of:

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Par Value	$633,361	$515,357	$18,057
Paid in capital in excess of par value	632,727,674	514,766,894	193,793,277
Undistributed (distributions in excess of) net investment income	73,095	(265)	592,855
Accumulated net realized loss from investment transactions	(4,173)	(135,563)	(2,418,557)
Net unrealized appreciation on investments	-	-	3,932,227
Total Net Assets	$633,429,957	$515,146,423	$195,917,859
	Strategic Equity Portfolio	Small Capitalization Equity Portfolio	Large Cap Value Portfolio
Par Value	$4,371	$13,903	$2,349
Paid in capital in excess of par value	63,170,945	180,215,503	20,758,592
Undistributed (distributions in excess of) net investment income	84,788	(277,876)	27,290
Accumulated net realized gain from investment transactions	465,037	19,723,671	1,123,959
Net unrealized appreciation on investments	9,018,871	50,435,825	3,391,456
Total Net Assets	$72,744,012	$250,111,026	$25,303,646

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) - (Continued)

	International Portfolio	Institutional International Portfolio	US Emerging Growth Portfolio
Par Value	$81,688	$31,617	$2,000
Paid in capital in excess of par value	1,221,739,100	459,317,898	79,943,315
Undistributed (distributions in excess of) net investment income	11,544,549	3,631,118	(238,950)
Accumulated net realized loss from investment transactions	(56,617,294)	(16,681,052)	(68,738,480)
Net unrealized appreciation (depreciation) on investments	299,720,428	85,866,901	(300,410)
Total Net Assets	$1,476,468,471	$532,166,482	$10,667,475

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Par Value	$3,150	$1,166
Paid in capital in excess of par value	32,411,506	11,924,427
Undistributed net investment income	21,623	3,914
Accumulated net realized loss from investment transactions	(284,469)	(335,368)
Net unrealized appreciation on investments	1,308,603	396,732
Total Net Assets	$33,464,413	$11,990,871

7. Call and Put Options

At April 30, 2005, there were no Option contracts open or outstanding.

8. Subsequent Events

A special meeting of shareholders of the Core Fixed Income, International, Large Cap Value, Strategic Equity and U.S. Emerging Growth Portfolios scheduled to be held on June 23, 2005 was adjourned for lack of quorum until July 14, 2005 (the "Meeting"). Shareholders of record at the close of business on April 1, 2005 are entitled to attend and vote at the Meeting. At the Meeting, shareholders of the U.S. Emerging Growth Portfolio will be asked to consider the approval of an Amendment to the Investment Advisory Agreement to increase the advisory fee payable to the Advisor from 0.25% to 0.55%. Shareholders of each of the Core Fixed Income, International, Large Cap Value and Strategic Equity Portfolios will be asked to consider the approval of an Amendment to such Portfolio's Investment Advisory Agreement and the Sub-Investment Advisory Agreement for the International Portfolio to implement advisory and sub-advisory fees payable to the Advisor and PIA, respectively, as follows: Core Fixed Income: 0.35%; Large Cap Value: 0.55%; Strategic Equity: 0.55%; and International: 0.75%, of which 0.26% would be paid by the Advisor to PIA as sub-advisor. Glenmede Trust has informed the Fund that it currently intends to no longer charge the account level fee on client assets invested in these Portfolios. The Amendments were considered and approved by the Board on March 3, 2005. The Amendments are expected to take effect upon receiving shareholder approval. The Advisor and PIA currently intend to voluntarily waive the advisory and sub-advisory fees payable with respect to the International Portfolio until January 1, 2006.

Effective July 1, 2005, the name of the Institutional International Portfolio will be changed to Philadelphia International Fund.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 - (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Assets:
Investments:
Investments at value[1]	$20,557,303	$16,453,827
Cash	419,825	28,186
Interest receivable	236,478	227,276
Prepaid expenses	461	527
Total assets	21,214,067	16,709,816
Liabilities:
Payable for securities purchased	750,593	-
Payable to affiliate for Trustees' fees	144	115
Accrued expenses	5,069	4,800
Total liabilities	755,806	4,915
Net Assets	$20,458,261	$16,704,901
Shares Outstanding	1,949,361	1,597,394
Net Asset Value Per Share	$10.49	$10.46
[1] Investments at cost	$20,142,173	$15,969,872

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2005 - (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Investment income:
Interest	$362,833	$346,012
Total investment income	362,833	346,012
Expenses:
Administration & custody fee	9,044	10,250
Professional fees	1,334	1,249
Shareholder report expense	1,137	836
Shareholder servicing fees	14,610	13,283
Trustees' fees and expenses	542	504
Registration and filing fees	990	989
Other expenses	825	784
Total expenses	28,482	27,895
Net investment income	334,351	318,117
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Securities transactions	26,502	114,590
Net change in unrealized gain (loss) of:
Securities	(341,397)	(372,584)
Net realized and unrealized gain (loss)	(314,895)	(257,994)
Net increase (decrease) in net assets resulting from operations	$19,456	$60,123

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2005 - (Unaudited)

Muni Intermediate Portfolio	New Jersey Muni Portfolio

Increase (decrease) in net assets

Operations:
Net investment income	$334,351	$318,117
Net realized gain on securities transactions	26,502	114,590
Net change in unrealized gain (loss) on securities	(341,397)	(372,584)
Net increase (decrease) in net assets resulting from operations	19,456	60,123
Distributions to shareholders from:
Net investment income	(344,780)	(327,725)
Net increase (decrease) in net assets from capital share transactions	1,513,432	(1,356,248)
Net increase (decrease) in net assets	1,188,108	(1,623,850)
NET ASSETS:
Beginning of period	19,270,153	18,328,751
End of period	$20,458,261	$16,704,901
Undistributed net investment income included in net assets at end of period	$50,578	$51,604

For the Year Ended October 31, 2004

Muni Intermediate Portfolio	New Jersey Muni Portfolio

Increase (decrease) in net assets

Operations:
Net investment income	$705,744	$679,179
Net realized gain (loss) on securities transactions	119,510	6,000
Net change in unrealized loss on securities	(154,608)	(189,112)
Net increase (decrease) in net assets from operations	670,646	496,067
Distributions to shareholders from:
Net investment income	(713,138)	(710,811)
Net decrease in net assets from capital share transactions	(1,006,858)	(991,829)
Net increase (decrease) in net assets	(1,049,350)	(1,206,573)
NET ASSETS:
Beginning of year	20,319,503	19,535,324
End of year	$19,270,153	$18,328,751
Undistributed net investment income included in net assets at end of year	$61,007	$61,212

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.67	$10.69	$10.64	$10.55	$10.20	$10.14
Income from investment operations:
Net investment income	0.19	0.39	0.43	0.46	0.50	0.50
Net realized and unrealized gain (loss) on investments	(0.18)	(0.02)	0.06	0.09	0.34	0.07
Total from investment operations	0.01	0.37	0.49	0.55	0.84	0.57
Distributions to shareholders from:
Net investment income	(0.19)	(0.39)	(0.44)	(0.46)	(0.49)	(0.51)
Total distributions	(0.19)	(0.39)	(0.44)	(0.46)	(0.49)	(0.51)
Net asset value, end of period	$10.49	$10.67	$10.69	$10.64	$10.55	$10.20
Total return[1]	0.07%	3.49%	4.67%	5.41%	8.39%	5.77%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$20,458	$19,270	$20,320	$22,700	$17,607	$14,624
Ratio of operating expenses to average net assets	0.29%[2]	0.29%	0.20%	0.22%	0.27%	0.31%
Ratio of net investment income to average net assets	3.43%[2]	3.58%	4.03%	4.45%	4.78%	4.89%
Portfolio turnover rate	8%	28%	12%	29%	25%	6%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2005[3]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.61	$10.73	$10.71	$10.60	$10.11	$10.00
Income from investment operations:
Net investment income	0.18	0.40	0.44	0.46	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.14)	(0.11)	0.03	0.10	0.48	0.12
Total from investment operations	0.04	0.29	0.47	0.56	0.93	0.56
Distributions to shareholders from:
Net investment income	(0.19)	(0.41)	(0.45)	(0.45)	(0.44)	(0.45)
Total distributions	(0.19)	(0.41)	(0.45)	(0.45)	(0.44)	(0.45)
Net asset value, end of period	$10.46	$10.61	$10.73	$10.71	$10.60	$10.11
Total return[1]	0.40%	2.78%	4.46%	5.40%	9.34%	5.77%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$16,705	$18,329	$19,535	$20,037	$19,154	$17,232
Ratio of operating expenses to average net assets	0.32%[2]	0.28%	0.20%	0.27%	0.27%	0.30%
Ratio of net investment income to average net assets	3.59%[2]	3.73%	4.09%	4.22%	4.33%	4.40%
Portfolio turnover rate	9%	33%	9%	36%	18%	9%

1  Total return represents aggregate total return for the period indicated.

2  Annualized.

3  Unaudited.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - 100.5%
	Pennsylvania - 95.5%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C 55, (MBIA Insured), 5.375%, 11/1/14	$111,597
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	212,148
205,000	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured): 4.25%, 6/1/09	214,192
215,000	4.25%, 12/1/09	225,215
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	327,657
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00%, 12/1/17	109,419
375,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125%, 7/1/10	407,096
125,000	Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100 (AMBAC Insured), 5.30%, 6/1/26	125,250
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	811,792
140,000	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity: 6.00%, 1/15/10	151,509
120,000	6.50%, 1/15/11	132,856
100,000	Delaware River Port Authority, PA and NJ, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	107,945
700,000	Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series A, 5.25%, 1/1/09	755,615
300,000	Downington, PA, Area School District, General Obligation Unlimited: 5.50%, 2/1/10	331,230
500,000	5.25%, 4/1/14	548,385
500,000	4.90%, 4/1/16	530,650

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	Pennsylvania - (Continued)
$390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	$410,518
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	223,534
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	106,111
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	306,036
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	32,772
120,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured), 4.00%, 10/15/09	124,314
500,000	Lower Merion Township, PA, School District, General Obligation Unlimited, (State Aid Withholding), Prerefunded 5/15/08 @ 100, 5.125%, 5/15/13	531,585
350,000	Lycoming County, PA, Authority College Revenue, (MBIA Insured), Prerefunded to 7/1/07 @ 101, 4.90%, 7/1/09	366,516
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding), 5.00%, 11/15/17	273,855
315,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	353,200
500,000	Northampton County, PA, General Obligation Unlimited, 5.00%, 8/15/13	533,440
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	463,258
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	337,233
230,000	Pennsylvania Housing Finance Agency, (Single Family Mortgage), Series 61B, Revenue, 5.20%, 10/1/14	238,556

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	Pennsylvania - (Continued)
$225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	$229,849
250,000	Pennsylvania State, 4.00%, 9/1/10	260,147
75,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, Series A, 5.80%, 9/1/12	75,764
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series, 4.00%, 7/15/09	383,098
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	541,410
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A, 5.375%, 1/15/15	461,009
145,000	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured): 5.25%, 12/1/13	156,652
60,000	5.25%, 12/1/14	64,715
105,000	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured): 5.25%, 12/1/13	113,129
40,000	5.25%, 12/1/14	43,097
250,000	Pennsylvania State University, College & University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	265,153
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	289,297
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured), 4.00%, 10/15/09	155,754
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	136,571
400,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured): 5.00%, 9/15/11	433,624
500,000	5.25%, 9/15/13	546,770
150,000	5.25%, 9/15/16	163,182

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	Pennsylvania - (Continued)
$500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	$536,740
250,000	Pittsburgh, PA, General Obligation Unlimited, Series B, (FGIC Insured), 5.125%, 3/1/09	252,160
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured), 5.00%, 12/1/16	650,280
255,000	Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D: 5.75%, 10/1/07	264,466
150,000	6.20%, 4/1/11	155,489
155,000	6.20%, 10/1/11	160,619
90,000	Pittsburgh, PA, Urban Redevelopment Authority Revenue, 4.90%, 8/1/05	90,325
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	369,639
100,000	Radnor Township, PA, General Obligation Unlimited, 4.00%, 12/15/10	103,067
235,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	261,644
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, 4.85%, 7/1/11	261,630
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	104,027
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured), 5.45%, 3/1/11	424,524
325,000	State Public School Building Authority, PA, School Revenue, Clearfield Career & Technology Center, (XCLA Insured), 4.00%, 9/15/12	335,667
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), 5.25%, 2/1/12	274,843
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10	530,820

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	Pennsylvania - (Continued)
$400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured), 5.50%, 6/1/09	$426,956
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09	129,781
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14	208,150
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15	276,685
		19,540,217
	New Jersey - 2.7%
500,000	Delaware River Port Authority, PA and NJ, Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	551,975
	Puerto Rico - 2.3%
190,000	Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Inter American University of Puerto Rico Project, (MBIA Insured): 4.25%, 10/1/10	200,581
250,000	4.25%, 10/1/11	264,530
		465,111
	TOTAL MUNICIPAL BONDS (Cost $20,142,173)	20,557,303

TOTAL INVESTMENTS (Cost $20,142,173)1	100.5%	$20,557,303
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(99,042)
NET ASSETS	100.0%	$20,458,261

F  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $20,142,173.

Abbreviations:

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Investors Assurance

XCLA - XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Muni Intermediate Portfolio
CREDIT QUALITY

On April 30, 2005, credit quality of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	79.7%	$16,308,031
Aa	20.8	4,249,272
TOTAL MUNICIPAL BONDS	100.5%	$20,557,303
TOTAL INVESTMENTS	100.5%	$20,557,303

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - 98.5%
	New Jersey - 93.8%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	$104,820
250,000	Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured), 4.00%, 8/1/09	259,807
200,000	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A: 5.125%, 12/15/11	208,488
150,000	5.125%, 12/15/12	156,366
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	379,838
150,000	Cherry Hill Township NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	162,360
100,000	Delaware River & Bay Authority, Public Improvements Revenue, Series A, 5.10%, 1/1/08	105,429
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	161,917
1,000,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	1,103,950
115,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00%, 7/1/13	127,162
190,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity: 5.625%, 1/15/09	199,728
200,000	6.00%, 1/15/10	216,442
115,000	6.50%, 1/15/11	127,320
100,000	Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease Project, 5.20%, 12/15/05	100,705
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	270,100
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	215,376

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	New Jersey - (Continued)
$235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	$256,561
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	214,748
150,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing, (County Guaranteed), Series A, 5.40%, 12/1/05	150,340
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	106,999
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	151,307
250,000	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured): 5.00%, 12/1/12	269,892
375,000	5.20%, 12/1/14	408,945
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25%, 12/1/16	111,048
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited, 4.625%, 8/15/08	104,002
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	85,496
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	21,188
500,000	New Jersey Building Authority State Building Revenue, 5.00%, 6/15/13	526,550
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25%, 3/1/12	333,987
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	536,585

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	New Jersey - (Continued)
$250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	$269,585
125,000	New Jersey State Economic Development Authority, Burlington Coat Factory Project, Revenue Refunding, 5.60%, 9/1/05	126,101
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	107,205
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, 5.00%, 6/15/16	221,230
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, 5.00%, 9/1/14	323,196
850,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (AMBAC Insured), Series A: 5.125%, 9/1/07	873,553
100,000	5.125%, 9/1/08	102,771
150,000	5.125%, 9/1/09	154,157
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	106,161
400,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany Health Project, (MBIA Insured), Escrowed to Maturity, 4.80%, 7/1/05	401,536
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	209,312
450,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B: 5.55%, 11/1/09	471,204
250,000	5.75%, 11/1/11	268,513
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	154,598
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	139,952

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	New Jersey - (Continued)
$70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75%, 1/1/18	$77,079
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75%, 1/1/18	201,089
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/15/11	274,078
100,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Prerefunded, 9/1/05 @ 102, 5.25%, 9/1/13	102,892
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Unrefunded Balance, 5.25%, 9/1/13	10,281
250,000	Ocean County, NJ, General Obligation Unlimited, Refunding, Series B: 4.875%, 12/15/09	262,928
200,000	4.50%, 8/1/10	213,624
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	841,768
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	342,683
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	219,038
250,000	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured): 5.15%, 5/1/12	267,628
100,000	5.15%, 5/1/13	107,051
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08	537,030
400,000	South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA Insured), 4.00%, 11/1/09	416,056

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS - (Concluded)
April 30, 2005 - (Unaudited)

Face Amount		Value
MUNICIPAL BONDSF - (Continued)
	New Jersey - (Continued)
$150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	$165,122
500,000	West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.20%, 3/1/11	519,565
		15,664,442
	Puerto Rico - 4.7%
250,000	Puerto Rico Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), Mandatory Put, 2/1/12 @ 100, 4.10%, 8/1/29	260,090
500,000	Puerto Rico Commonwealth Infrastructure Funding Authority, Revenue, Series A, (AMBAC Insured), 5.00%, 7/1/14	529,295
		789,385
	TOTAL MUNICIPAL BONDS (Cost $15,969,872)	16,453,827

TOTAL INVESTMENTS (Cost $15,969,872)1	98.5%	$16,453,827
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	251,074
NET ASSETS	100.0%	$16,704,901

F  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $15,970,147.

Abbreviations:

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

New Jersey Muni Portfolio
CREDIT QUALITY

On April 30, 2005, credit quality of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	70.1%	$11,715,829
Aa	20.2	3,373,286
A	8.2	1,364,712
TOTAL MUNICIPAL BONDS	98.5%	$16,453,827
TOTAL INVESTMENTS	98.5%	$16,453,827

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2005, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements - (Continued)

each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

On October 31, 2004, the tax year end of the Fund, none of the portfolios had available capital loss carryforwards.

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Muni Intermediate Portfolio	$61,007	$-	$817,534
New Jersey Muni Portfolio	61,212	-	917,476

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

At October 31, 2004, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
New Jersey Muni Portfolio	$705,084	$13	$5,714

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A., ("Glenmede Trust") serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board of Trustees. The Advisor became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by Glenmede Trust.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements - (Continued)

dependent on a number of factors, including the particular services provided to the client and are generally 1% or less of the clients' assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets.

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the period ended April 30, 2005 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2005, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$3,469,407	$1,605,319
New Jersey Muni Portfolio	1,501,112	2,750,450

On April 30, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$484,240	$69,110	$415,130
New Jersey Muni Portfolio	517,570	33,890	483,680

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements - (Concluded)

4. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended 04/30/05		Year Ended 10/31/04
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	316,832	$3,333,374	276,425	$2,939,660
Redeemed	(173,502)	(1,819,942)	(371,219)	(3,946,518)
Net increase (decrease)	143,330	$1,513,432	(94,794)	$(1,006,858)
New Jersey Muni Portfolio:
Sold	63,392	$665,700	113,765	$1,203,400
Redeemed	(193,812)	(2,021,948)	(206,460)	(2,195,229)
Net decrease	(130,420)	$(1,356,248)	(92,695)	$(991,829)

5. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. Net Assets

On April 30, 2005, net assets consisted of:

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Par Value	$1,949	$1,597
Paid in capital in excess of par value	19,964,102	16,053,430
Undistributed net investment income	50,578	51,604
Accumulated net realized gain from investment transactions	26,502	114,315
Net unrealized appreciation on investments	415,130	483,955
Total Net Assets	$20,458,261	$16,704,901

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Proxy Voting

A description of the policies and procedures that the Funds' investment advisors and sub-advisor use to vote proxies relating to the Funds' portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's (the "SEC") website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board of Directors - Considerations in Approving Amendments to Investment Advisory and Sub-Investment Advisory Agreements

At a meeting held on March 3, 2005, the Board of Directors of Glenmede Fund approved Amendments to the: (1) Investment Advisory Agreement for the Core Fixed Income, International, Large Cap Value and Strategic Equity Portfolios to impose advisory fees payable to the Advisor for its investment advisory services; (2) Investment Advisory Agreement for the U.S. Emerging Growth Portfolio to increase the advisory fee payable to the Advisor; and (3) Sub-Investment Advisory Agreement for the International Portfolio (collectively, the "Portfolios") to impose a sub-advisory fee payable by the Advisor to PIA for its sub-advisory services, each subject to approval by the respective Portfolio's shareholders.

In determining whether to approve the Amendments to the Investment Advisory Agreements and the Sub-Investment Advisory Agreement, the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors the Board should consider in its evaluation of the Amendments to Investment Advisory Agreements and the Sub-Investment Advisory Agreement; (2) reports prepared by an independent rating and ranking organization comparing the performance of each Portfolio to the performance of its applicable benchmark indices and relevant peer group; (3) a Lipper Inc. ("Lipper") report comparing each Portfolio's proposed advisory fees and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor's and PIA's services provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their investment philosophies and processes; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Fund and other similarly managed clients; (vii) compliance procedures; (viii) the Advisor's financial information, insurance coverage and profitability analysis related to providing services to the Portfolios; and (ix) the extent to which economies of scale are relevant to the Portfolios. The Directors discussed the written materials and the Advisor's and PIA's presentations, and deliberated on the approval of the Amendments to the Agreements in light of this information. In its deliberations, the Directors did not identify any single piece of information that was all-important or controlling.

The Board, including all of the Independent Directors, reached the following conclusions, among others, regarding the Advisor and PIA and the respective Amendments: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios; the Board is satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the proposed advisory fees for each Portfolio are below both the median and the average fees paid by comparable funds in their respective Lipper peer group; the proposed advisory fee for the U.S. Emerging Growth Portfolio is less that the fee paid by the Portfolio to the former sub-advisers and less than the total aggregate investment advisory and sub-advisory fees paid by the Portfolio in 2004; the proposed advisory and sub-advisory fees are reasonable as compared to the Advisor's and PIA's other similarly managed mutual fund clients; the proposed total annual portfolio operating expenses to be paid by each Portfolio are below both the median and average expenses paid by comparable funds in their respective Lipper peer group; the performance of the Portfolios are generally competitive (in some cases performance was higher than the comparative performance information and in other cases it was lower) with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization; that the expected profit to the Advisor for advisory services based on the proposed fees and Glenmede Trust for shareholder servicing seem reasonable based on the data provided; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers are reasonable. The Board noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios' assets increase. With respect to its evaluation of the proposed Amendment to the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee would be paid by the Advisor, not the International Portfolio or its shareholders, and therefore would have no impact on the International Portfolio's expense ratio.

Based upon the Board's deliberations and its evaluation of the information described above, the Directors, including all of the Independent Directors, determined that the terms of the Amendments to Investment Advisory Agreements and Sub-Advisory Agreement were fair to, and in the best interests of the respective Portfolios and their shareholders, and voted to recommend approval by the respective Portfolio's shareholders.

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	By:	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date	7/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	7/6/05